UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Prudential Short-Term Corporate Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2011

Date of reporting period:	12/31/2011

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.

ANNUAL REPORT • DECEMBER 31, 2011

Fund Type

Corporate Bond

Objective

High current income consistent with the preservation of principal

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Prudential Investments, Prudential, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

February 15, 2012

Dear Shareholder:

After an extraordinary career at Prudential, Judy Rice retired at the end of 2011 as President of Prudential Investments and President and Director of the Prudential Short-Term Corporate Bond Fund, Inc. (the Fund). While she will remain as Chairman of Prudential Investments until the end of 2012, I was named to succeed her as President and Director of the Fund effective January 1, 2012. I previously served as Executive Vice President of Retail Mutual Fund Distribution for Prudential Investments for the past six years.

Since this is my first letter to shareholders, I would like to recognize Judy for the significant contributions she made in building the Prudential Investments fund family and her unflagging commitment to helping investors like you meet the challenges of a rapidly changing investment environment. My goal is to build on Judy’s accomplishments, with a particular focus on delivering the solutions you need to address your financial goals.

I hope you find the annual report for the Fund informative. We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio, including stock and bond mutual funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial professional can help you create a diversified investment plan that reflects your personal investor profile and risk tolerance. Keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets. We encourage you to call your financial professional before making any investment decision.

Prudential Investments provides a wide range of mutual funds to choose from that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of Prudential Financial’s affiliated asset managers. Thank you for choosing the Prudential Investments family of mutual funds.

Sincerely,

Stuart S. Parker, President

Prudential Short-Term Corporate Bond Fund, Inc.

Prudential Short-Term Corporate Bond Fund, Inc.	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 3.25% (Class A shares). Gross operating expenses: Class A, 0.82%; Class B, 1.52%; Class C, 1.52%; Class R, 1.27%; Class Z, 0.52%. Net operating expenses: Class A, 0.77%; Class B, 1.52%; Class C, 1.52%; Class R, 1.02%; Class Z, 0.52%, after contractual reduction for Class A, and Class R shares through 4/30/2012.

Cumulative Total Returns (Without Sales Charges) as of 12/31/11
	One Year	Five Years	Ten Years	Since Inception
Class A	2.77%	30.54%	56.22%	—
Class B	2.01	25.68	44.90	—
Class C	1.92	26.90	48.12	—
Class R	2.51	28.94	N/A	38.60% (5/17/04)
Class Z	2.95	32.04	60.16	—
Barclays Capital 1–5 Year U.S. Credit Index	3.04	29.37	61.37	—
Lipper Short/Int. Inv.-Grade Debt Funds Avg.	3.96	27.06	53.55	—

Average Annual Total Returns (With Sales Charges) as of 12/31/11
	One Year	Five Years	Ten Years	Since Inception
Class A	–0.57%	4.78%	4.22%	—
Class B	–0.96	4.68	3.78	—
Class C	0.93	4.88	4.01	—
Class R	2.51	5.21	N/A	4.37% (5/17/04)
Class Z	2.95	5.72	4.82	—
Barclays Capital 1–5 Year U.S. Credit Index	3.04	5.29	4.90	—
Lipper Short/Int. Inv.-Grade Debt Funds Avg.	3.96	4.88	4.36	—

Average Annual Total Returns (Without Sales Charges) as of 12/31/11
	One Year	Five Years	Ten Years	Since Inception
Class A	2.77%	5.47%	4.56%	—
Class B	2.01	4.68	3.78	—
Class C	1.92	4.88	4.01	—
Class R	2.51	5.21	N/A	4.37% (5/17/04)
Class Z	2.95	5.72	4.82	—

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Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Short-Term Corporate Bond Fund, Inc. (Class A shares) with a similar investment in the Barclays Capital 1–5 Year U.S. Credit Index by portraying the initial account values at the beginning of the 10-year period for Class A shares (December 31, 2001) and the account values at the end of the current fiscal year (December 31, 2011) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, performance for Class B, C, R, and Z shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares through December 31, 2011, the returns shown in the tables and graph would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 3.25% for Class A shares and a 12b-1 fee of up to 0.30% annually. Under certain

Prudential Short-Term Corporate Bond Fund, Inc.	3

Your Fund’s Performance (continued)

circumstances, Class A shares are subject to a 0.50% contingent deferred sales charge (CDSC) on purchases of $1 million or more which are redeemed within 18 months of purchase. The Class A CDSC is waived for purchases by certain retirement or benefit plans. In addition, under certain circumstances, an exchange may be made from Class A, Class B or Class C to Class Z shares of the Fund. Class B shares are subject to a declining CDSC of 3%, 2%, 1%, and 1%, for the first four years, respectively, after purchase and a 12b-1 fee of 1% annually. Approximately five years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a CDSC of 1% for shares redeemed within 12 months of purchase and a 12b-1 fee of up to 1% annually. Class R shares are not subject to a sales charge, but are subject to a 12b-1 fee of up to 0.75%. Class Z shares are not subject to a sales charge or 12b-1 fees and can be exchanged to Class A under certain circumstances. The returns in the tables and graph reflect the share class expense structure in effect at the close of the fiscal period.

Benchmark Definitions

Barclays Capital 1–5 Year U.S. Credit Index

The Barclays Capital 1–5 Year U.S. Credit Index is an unmanaged index of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet specific maturity (between one and five years), liquidity, and quality requirements. It gives an indication of how short- and intermediate-term bonds have performed. Barclays Capital 1–5 Year U.S. Credit Index Closest Month-End to Inception cumulative total return is 40.74% for Class R. Barclays Capital 1–5 Year U.S. Credit Index Closest Month-End to Inception average annual return is 4.61% for Class R.

Lipper Short/Intermediate Investment-Grade Debt Funds Average

The Lipper Short/Intermediate Investment-Grade Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Short/Intermediate Investment-Grade Debt Funds category for the periods noted. Funds in the Lipper Average invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. Lipper Average Closest Month-End to Inception cumulative total return is 37.41% for Class R. Lipper Average Closest Month-End to Inception average annual return is 4.26% for Class R.

Investors cannot invest directly in an index or average. The returns for the Barclays Capital 1–5 Year U.S. Credit Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Distributions and Yields as of 12/31/11
	Total Distributions Paid for 12 Months	30-Day SEC Yield
Class A	$0.43	1.89%
Class B	0.35	1.21
Class C	0.35	1.21
Class R	0.40	1.72
Class Z	0.46	2.20

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Allocation expressed as a percentage of net assets as of 12/31/11
Corporate Bonds	90.6%
Commercial Mortgage-Backed Securities	4.5
Foreign Agencies	1.1
Municipal Bonds	0.3
Non-Residential Mortgage-Backed Securities	0.3
Foreign Local Government	0.2
U.S. Treasury Obligations	0.2
Preferred Stocks	0.1

Allocations reflect only long-term investments and are subject to change.

Credit Quality* expressed as a percentage of net assets as of 12/31/11
U.S. Government & Agency	0.2%
Aaa	4.7
Aa	12.0
A	35.1
Baa	38.9
Ba	5.2
B	1.1
Caa	0.1
Not Rated	11.7
Total Investments	109.0
Liabilities in excess of other assets	–9.0
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit Quality is subject to change.

Prudential Short-Term Corporate Bond Fund, Inc.	5

Strategy and Performance Overview

How did the Fund perform?

The Prudential Short-Term Corporate Bond Fund’s Class A shares returned 2.77% in 2011, underperforming the 3.04% gain of the Barclays Capital 1–5 Year U.S. Credit Index (the Index), which does not include the effect of mutual fund operating expenses. The Class A shares also lagged the Lipper Short/Intermediate Investment-Grade Debt Funds Average, which returned 3.96% for the year.

How did the short-term U.S. investment grade corporate bond sector perform?

The short-term investment-grade corporate bond sector, as measured by the Index, finished the year in the black, supported by healthy corporate credit fundamentals, solid corporate earnings reports, and strong investor demand for newly issued corporate bonds. However, the sector’s performance was uneven.

•

The Index delivered a marginal gain for the first quarter, a stronger increase for the second quarter, was nearly unchanged for the third quarter, and finished with another marginal gain for the final three-month period.

•

During the third quarter, the previously mentioned positive factors were overshadowed by signs of slower global economic growth, weaker consumer confidence, and fear of contagion from a worsening sovereign-debt crisis in the euro zone. All of these developments heavily favored safe haven assets, particularly U.S. Treasury securities. Meanwhile, in the United States, a battle over the nation’s budget and debt ceiling produced insufficient savings to stabilize the government debt trajectory. This led Standard & Poor’s to cut the long-term U.S. credit rating to AA+ from AAA in August.

•

But despite the rating downgrade, risk-averse investors continued to flee to Treasury securities, driving yields on Treasury securities lower and boosting their prices, as bond prices move inversely to yields. At the same time, short-term investment-grade corporate bond prices came under pressure, though to a lesser extent than longer-term corporate bonds. Consequently, the spread (amount of extra yield) that short-term investment-grade corporate bonds provided over similar-maturity Treasury securities widened considerably in the third quarter. And even though the Index posted a slight gain for the fourth quarter, the sector remained volatile.

Which strategies or holdings contributed most to the Fund’s performance?

Favorable security selection made the largest contribution to the Fund’s performance versus the Index for the year.

•	The Fund avoided investing in some of the worst performing bonds in the Index, including Italian sovereign debt securities, bonds of Eksportfinans (a Norwegian

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state-owned lender that was dramatically downgraded by Moody’s Investors Service to Ba1 from Aa3), and bonds of the European Investment Bank.

•

The Fund also benefited from having smaller exposures than the Index to poorly performing bonds of European financial companies such as BNP, UBS, and Credit Suisse. All were hit hard by the euro zone crisis.

The Fund held a well-diversified array of debt securities in its portfolio that totaled more than 700 bonds as of December 31, 2011. The Fund continued to make modest allocations to fixed income sectors not included in the Index to diversify away from short-term investment-grade corporate bonds and to add incremental yield.

•

Primary drivers of performance within sector allocation were non-benchmark exposures to commercial mortgage-backed securities that have first claim on their underlying loans and high-quality, short-term high yield bonds. (The latter are commonly called “junk” bonds because they are rated below investment grade.) Both sectors performed particularly well in the fourth quarter of 2011.

Which strategies or holdings detracted most from the Fund’s performance?

The Fund’s duration strategy had a moderately negative impact on its performance versus the Index. Duration measures the approximate price volatility of a bond portfolio for a given change in interest rates and is expressed in years.

•

The Fund was positioned with its duration shorter than that of the Index for much of the year. When declining interest rates drive bond prices higher (as during the period), a longer duration would help a portfolio derive greater benefit from the market rally. The Fund’s shorter duration had the opposite impact, limiting the extent to which it benefited. Late in the year, however, the Fund’s duration was repositioned to be more in line with that of the Index. The Fund utilized interest rate futures contracts to manage its duration.

Prudential Short-Term Corporate Bond Fund, Inc.	7

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on July 1, 2011, at the beginning of the period, and held through the six-month period ended December 31, 2011. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

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expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Short-Term Corporate Bond Fund, Inc.		Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,005.10	0.77%	$3.89
	Hypothetical	$1,000.00	$1,021.32	0.77%	$3.92

Class B	Actual	$1,000.00	$1,001.30	1.52%	$7.67
	Hypothetical	$1,000.00	$1,017.54	1.52%	$7.73

Class C	Actual	$1,000.00	$1,001.30	1.52%	$7.67
	Hypothetical	$1,000.00	$1,017.54	1.52%	$7.73

Class R	Actual	$1,000.00	$1,003.80	1.02%	$5.15
	Hypothetical	$1,000.00	$1,020.06	1.02%	$5.19

Class Z	Actual	$1,000.00	$1,005.60	0.52%	$2.63
	Hypothetical	$1,000.00	$1,022.58	0.52%	$2.65

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended December 31, 2011, and divided by the 365 days in the Fund’s fiscal year ended December 31, 2011 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential Short-Term Corporate Bond Fund, Inc.	9

Portfolio of Investments

as of December 31, 2011

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

LONG-TERM INVESTMENTS 97.3%
ASSET-BACKED SECURITIES 0.3%

Non-Residential Mortgage-Backed Securities
Fuel Trust, Sec’d. Notes, 144A	Baa2	3.984%	06/15/16	$3,100	$3,099,582
Sec’d. Notes, 144A	Baa2	4.207	04/15/16	15,695	15,828,235

TOTAL ASSET-BACKED SECURITIES (cost $18,817,016)					18,927,817

COMMERCIAL MORTGAGE-BACKED SECURITIES 4.5%
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW11, Class A4(a)	AAA(b)	5.441	03/11/39	10,000	11,086,040
Ser. 2006-PW12, Class A4(a)	Aaa	5.720	09/11/38	19,425	21,667,830
Ser. 2007-PW17, Class A3	AAA(b)	5.736	06/11/50	15,000	15,752,385
Citigroup Commercial Mortgage Trust, Ser. 2007-C6, Class A2(a)	Aaa	5.697	12/10/49	4,220	4,261,039
Ser. 2007-C6, Class A3(a)	Aaa	5.697	12/10/49	10,000	10,607,740
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A2	Aaa	5.408	01/15/46	3,458	3,455,984
Ser. 2007-CD4, Class A2B	Aaa	5.205	12/11/49	14,107	14,284,189
Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A2	Aaa	5.268	02/15/40	3,483	3,479,113
DBUBS Mortgage Trust, Ser. 2011-LC3A, Class A2	Aaa	3.642	08/10/44	12,500	13,168,050
GE Capital Commercial Mortgage Corp., Ser. 2006-C1, Class A4(a)	AAA(b)	5.330	03/10/44	10,000	10,979,150
GS Mortgage Securities Corp. II, Ser. 2006-GG8, Class A2	Aaa	5.479	11/10/39	1,593	1,597,273
Ser. 2007-GG10, Class A2(a)	Aaa	5.778	08/10/45	11,769	11,961,874

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	11

Portfolio of Investments

as of December 31, 2011 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class A4	Aaa	4.738%	07/15/42	$15,000	$16,167,555
Ser. 2005-LDP4, Class A4(a)	Aaa	4.918	10/15/42	14,000	15,219,680
Ser. 2007-LD11, Class A2(a)	Aaa	5.802	06/15/49	7,964	8,052,867
LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A3	Aaa	4.647	07/15/30	5,610	5,634,333
Ser. 2005-C3, Class A5	Aaa	4.739	07/15/30	15,000	16,191,000
Ser. 2007-C2, Class A2	AAA(b)	5.303	02/15/40	6,540	6,558,194
Merrill Lynch Mortgage Trust, Ser. 2005-CIP1, Class A2	Aaa	4.960	07/12/38	1,219	1,229,954
Ser. 2006-C2, Class A4(a)	Aaa	5.742	08/12/43	10,000	11,132,780
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-1, Class A3B(a)	AAA(b)	5.479	02/12/39	5,500	5,605,358
Ser. 2007-6, Class A2	Aaa	5.331	03/12/51	14,648	14,689,316
Morgan Stanley Capital I, Ser. 2006-HQ8, Class A4(a)	Aaa	5.417	03/12/44	17,999	19,712,595
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(a)	Aaa	5.737	05/15/43	10,000	11,067,490
Ser. 2006-C28, Class A2	Aaa	5.500	10/15/48	10,852	10,864,808
Ser. 2007-C33, Class A3(a)	Aaa	5.899	02/15/51	11,193	11,863,953

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $277,159,567)					276,290,550

CORPORATE BONDS 90.6%

Aerospace & Defense 1.3%
BAE Systems Holdings, Inc., Gtd. Notes, 144A(c)	Baa2	4.950	06/01/14	2,500	2,641,935
Gtd. Notes, 144A	Baa2	5.200	08/15/15	7,000	7,526,470

See Notes to Financial Statements.

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Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)
Boeing Capital Corp., Sr. Unsec’d. Notes(c)	A2	2.125%	08/15/16	$5,520	$5,638,945
Sr. Unsec’d. Notes(c)	A2	3.250	10/27/14	4,750	5,057,786
Boeing Co. (The), Sr. Unsec’d. Notes	A2	3.500	02/15/15	8,835	9,485,645
Sr. Unsec’d. Notes(c)	A2	5.000	03/15/14	2,400	2,626,706
Exelis, Inc., Gtd. Notes, 144A	Baa3	4.250	10/01/16	5,000	5,045,000
General Dynamics Corp., Gtd. Notes	A2	5.250	02/01/14	2,115	2,307,734
L-3 Communications Corp., Gtd. Notes, Ser. B	Ba1	6.375	10/15/15	3,720	3,813,000
Lockheed Martin Corp.,
Sr. Unsec’d. Notes	Baa1	2.125	09/15/16	4,600	4,607,512
Martin Marietta Corp.,
Sr. Unsec’d. Notes	Baa1	7.375	04/15/13	3,000	3,219,783
Northrop Grumman Corp., Sr. Unsec’d. Notes	Baa2	1.850	11/15/15	9,450	9,401,644
Sr. Unsec’d. Notes	Baa2	3.700	08/01/14	4,500	4,753,561
Raytheon Co., Sr. Unsec’d. Notes	A3	1.625	10/15/15	10,305	10,375,589
Rockwell Collins, Inc., Sr. Unsec’d. Notes	A1	4.750	12/01/13	2,000	2,120,988

					78,622,298

Airlines 0.3%
Continental Airlines 1999-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. 991A	Baa2	6.545	02/02/19	3,271	3,406,088
Continental Airlines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 2001-1, Class A-1(d)	Baa2	6.703	06/15/21	313	317,968
Pass-thru Certs., Ser. 2001-1, Class B(c)	Ba1	7.373	12/15/15	80	77,879

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	13

Portfolio of Investments

as of December 31, 2011 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Airlines (cont’d.)
Delta Air Lines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 2010-1, Class A(c)	Baa2	6.200%	07/02/18	$5,127	$5,459,881
Pass-thru Certs., Ser. 2010-2, Class A(c)	Baa2	4.950	05/23/19	8,403	8,507,647

					17,769,463

Automotive 1.4%
American Honda Finance Corp., Sr. Notes, 144A(c)	A1	1.850	09/19/14	15,000	15,070,275
Sr. Unsec’d. Notes, 144A	A1	2.375	03/18/13	10,000	10,140,010
Sr. Unsec’d. Notes, 144A	A1	6.700	10/01/13	1,000	1,078,921
Daimler Finance North America LLC, Gtd. Notes, 144A	A3	1.875	09/15/14	20,550	20,438,742
Gtd. Notes, 144A(c)	A3	1.950	03/28/14	15,000	14,956,815
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba1	5.625	09/15/15	6,980	7,223,944
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750	12/15/14	1,175	1,268,507
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa1	1.750	02/28/14	4,165	4,201,006
RCI Banque SA (France), Sr. Unsec’d. Notes, 144A	Baa2	3.400	04/11/14	3,625	3,535,745
Volkswagen International Finance NV (Netherlands), Gtd. Notes, 144A	A3	1.625	08/12/13	10,000	10,027,470

					87,941,435

Banking 23.3%
Abbey National Treasury Services PLC (United Kingdom), Gtd. Notes	A1	2.875	04/25/14	2,425	2,260,711
Gtd. Notes, 144A, MTN	A1	3.875	11/10/14	7,250	6,804,176

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A, MTN(c)	Aa3	3.000%	01/31/14	$11,150	$11,069,687
American Express Bank FSB, Sr. Unsec’d. Notes, MTN	A2	5.500	04/16/13	9,000	9,407,277
American Express Credit Corp., Sr. Unsec’d. Notes, MTN(c)	A2	2.750	09/15/15	35,871	36,061,260
Sr. Unsec’d. Notes, MTN(c)	A2	2.800	09/19/16	21,050	21,153,145
Sr. Unsec’d. Notes, MTN	A2	5.125	08/25/14	7,400	7,949,961
Sr. Unsec’d. Notes, MTN	A2	5.875	05/02/13	4,850	5,098,102
Sr. Unsec’d. Notes, Ser. C, MTN	A2	7.300	08/20/13	15,800	17,147,092
ANZ National International Ltd. (New Zealand), Gtd. Notes., 144A	Aa3	2.375	12/21/12	5,000	5,086,310
Gtd. Notes., 144A, MTN	Aa3	6.200	07/19/13	2,500	2,652,658
Bank of America Corp., Sr. Unsec’d. Notes(c)	Baa1	3.625	03/17/16	20,000	18,435,620
Sr. Unsec’d. Notes	Baa1	3.700	09/01/15	9,780	9,099,517
Sr. Unsec’d. Notes	Baa1	4.500	04/01/15	32,165	31,038,775
Sr. Unsec’d. Notes	Baa1	4.750	08/01/15	17,925	17,291,889
Sr. Unsec’d. Notes(c)	Baa1	4.875	01/15/13	15,000	15,060,750
Sr. Unsec’d. Notes, MTN	Baa1	4.900	05/01/13	9,100	9,107,362
Sr. Unsec’d. Notes(c)	Baa1	5.375	09/11/12	4,000	4,049,104
Sr. Unsec’d. Notes, Ser. 1	Baa1	3.750	07/12/16	20,000	18,518,380
Sub. Notes	Baa2	4.750	08/15/13	7,000	6,966,302
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN	Aa2	2.950	06/18/15	15,000	15,555,915
Bank of Tokyo-Mitsubishi UFJ Ltd. (Japan),
Notes, 144A(c)	Aa3	2.450	09/11/15	18,500	18,821,918
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes	Aa3	5.200	07/10/14	7,050	7,267,281

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	15

Portfolio of Investments

as of December 31, 2011 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
BB&T Corp.,
Sr. Unsec’d. Notes, MTN	A2	3.850%	07/27/12	$5,000	$5,081,575
Capital One Financial Corp., Sr. Unsec’d. Notes(c)	Baa1	3.150	07/15/16	20,250	20,336,650
Sr. Unsec’d. Notes	Baa1	7.375	05/23/14	10,409	11,436,493
Citigroup, Inc., Sr. Unsec’d. Notes(c)	A3	3.953	06/15/16	24,000	23,917,272
Sr. Unsec’d. Notes	A3	4.587	12/15/15	16,190	16,293,567
Sr. Unsec’d. Notes	A3	4.750	05/19/15	29,925	30,306,813
Sr. Unsec’d. Notes(c)	A3	5.250	02/27/12	3,000	3,013,566
Sr. Unsec’d. Notes	A3	5.500	04/11/13	38,815	39,627,126
Sr. Unsec’d. Notes	A3	5.850	07/02/13	4,000	4,112,032
Sr. Unsec’d. Notes	A3	6.000	12/13/13	6,540	6,767,324
Sr. Unsec’d. Notes	A3	6.500	08/19/13	10,915	11,362,111
Sub. Notes(c)	Baa1	4.875	05/07/15	2,000	1,975,464
Sub. Notes	Baa1	5.000	09/15/14	35,280	34,916,898
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, 144A, MTN	Aa2	3.750	10/15/14	12,445	12,822,084
Countrywide Financial Corp.,
Gtd. Notes, MTN(c)(d)	Baa1	5.800	06/07/12	10,182	10,203,423
Credit Suisse/NY (Switzerland), Sr. Unsec’d. Notes, MTN	Aa1	5.000	05/15/13	22,636	23,220,167
Sr. Unsec’d. Notes, MTN	Aa1	5.500	05/01/14	2,250	2,338,695
Deutsche Bank AG/London (Germany), Sr. Unsec’d. Notes	Aa3	2.375	01/11/13	5,000	4,962,945
Sr. Unsec’d. Notes, Ser. G, MTN	Aa3	4.875	05/20/13	12,500	12,777,550
FIA Card Services NA, Sub. Notes, MTN	A3	6.625	06/15/12	3,000	3,018,222
Sub. Notes	A3	7.125	11/15/12	6,375	6,464,027
Fifth Third Bancorp, Sr. Unsec’d. Notes	Baa1	3.625	01/25/16	7,565	7,675,388
Sr. Unsec’d. Notes	Baa1	6.250	05/01/13	430	452,018

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(c)	A1	3.625%	02/07/16	$43,000	$41,547,589
Sr. Unsec’d. Notes, MTN(c)	A1	3.625	08/01/12	3,965	3,988,885
Sr. Unsec’d. Notes, MTN	A1	3.700	08/01/15	21,620	21,181,200
Sr. Unsec’d. Notes(c)	A1	4.750	07/15/13	11,000	11,145,486
Sr. Unsec’d. Notes	A1	5.125	01/15/15	15,000	15,331,650
Sr. Unsec’d. Notes	A1	5.150	01/15/14	15,259	15,549,424
Sr. Unsec’d. Notes	A1	5.250	10/15/13	5,830	5,948,547
Sr. Unsec’d. Notes	A1	5.450	11/01/12	3,005	3,056,022
Sr. Unsec’d. Notes, MTN(c)	A1	6.000	05/01/14	12,500	12,975,175
HSBC Bank PLC (United Kingdom), Sr. Notes, 144A(c)	Aa2	1.625	08/12/13	5,000	4,925,250
Sr. Notes, 144A	Aa2	3.500	06/28/15	11,893	11,989,024
Sr. Unsec’d. Notes, 144A	Aa2	2.000	01/19/14	19,000	18,714,392
Sr. Unsec’d. Notes, 144A(c)	Aa2	3.100	05/24/16	13,200	13,200,779
HSBC Holdings PLC (United Kingdom), Sub. Notes	A1	5.250	12/12/12	8,997	9,172,531
JPMorgan Chase & Co., Sr. Unsec’d. Notes(c)	Aa3	3.150	07/05/16	43,725	43,929,633
Sr. Unsec’d. Notes	Aa3	3.400	06/24/15	20,000	20,387,380
Sr. Unsec’d. Notes(c)	Aa3	3.450	03/01/16	15,000	15,239,295
Sr. Unsec’d. Notes(c)	Aa3	3.700	01/20/15	23,175	24,027,956
Sr. Unsec’d. Notes	Aa3	5.375	10/01/12	1,000	1,033,870
Sr. Unsec’d. Notes, MTN	Aa3	5.375	01/15/14	12,415	13,241,802
Sub. Notes(c)	A1	5.125	09/15/14	34,861	36,753,987
Sub. Notes	A1	5.750	01/02/13	20,437	21,200,118
KeyBank NA, Sub. Notes, MTN	Baa1	5.700	08/15/12	1,300	1,330,342
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN(c)	A1	4.375	01/12/15	14,400	13,862,246
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.450	02/05/13	15,220	15,330,634
Sr. Unsec’d. Notes, MTN(c)	Baa1	6.050	08/15/12	1,665	1,689,044

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	17

Portfolio of Investments

as of December 31, 2011 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
Morgan Stanley, Sr. Unsec’d. Notes(c)	A2	3.450%	11/02/15	$22,000	$20,255,202
Sr. Unsec’d. Notes	A2	3.800	04/29/16	10,000	9,213,140
Sr. Unsec’d. Notes	A2	4.000	07/24/15	17,000	15,941,784
Sr. Unsec’d. Notes	A2	4.200	11/20/14	5,000	4,822,205
Sr. Unsec’d. Notes(c)	A2	5.300	03/01/13	7,810	7,905,595
Sr. Unsec’d. Notes	A2	5.375	10/15/15	475	464,136
Sr. Unsec’d. Notes, MTN	A2	6.000	05/13/14	25,614	25,862,840
Sr. Unsec’d. Notes, MTN	A2	6.000	04/28/15	9,590	9,606,687
Sr. Unsec’d. Notes, Ser. G, MTN	A2	4.100	01/26/15	18,345	17,413,184
Sub. Notes(c)	A3	4.750	04/01/14	10,000	9,850,870
National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes, 144A	Aa2	2.500	01/08/13	10,000	10,051,090
National City Bank, Sub. Notes	A3	4.625	05/01/13	3,350	3,477,725
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A(c)	Aa2	3.700	11/13/14	7,900	8,025,879
PNC Funding Corp., Gtd. Notes	A3	2.700	09/19/16	21,950	22,344,551
Gtd. Notes(c)	A3	3.000	05/19/14	5,575	5,795,759
Gtd. Notes	A3	3.625	02/08/15	4,575	4,805,667
Gtd. Notes	A3	4.250	09/21/15	6,500	6,968,195
Gtd. Notes	A3	5.400	06/10/14	3,630	3,969,645
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A(c)	Aaa	4.200	05/13/14	3,850	4,033,907
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	A2	3.250	01/11/14	4,245	4,067,703
Gtd. Notes	A2	4.875	03/16/15	10,000	9,561,820
Gtd. Notes, 144A, MTN	A2	4.875	08/25/14	5,250	5,137,015
Gtd. Notes, Ser. 2	A2	3.400	08/23/13	16,125	15,687,400

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
Santander Holdings USA, Inc., Sr. Unsec’d. Notes(c)	Baa1	4.625%	04/19/16	$3,055	$2,933,744
Standard Chartered PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	A2	3.200	05/12/16	10,000	9,785,290
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec’d. Notes, 144A	Aa3	2.150	07/22/13	9,500	9,645,359
SunTrust Banks, Inc., Sr. Unsec’d. Notes	Baa1	5.250	11/05/12	610	625,152
Svenska Handelsbanken AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa2	4.875	06/10/14	2,500	2,601,277
UBS AG (Switzerland), Notes, Ser. DPNT, MTN	Aa3	3.875	01/15/15	2,500	2,493,125
US Bancorp, Jr. Sub. Notes	A2	3.442	02/01/16	10,000	10,328,130
Sr. Unsec’d. Notes, MTN	Aa3	2.200	11/15/16	20,200	20,394,082
US Bank NA, Sub. Notes	Aa3	6.300	02/04/14	665	729,903
Wachovia Bank NA, Sub. Notes, MTN	A1	4.800	11/01/14	10,700	11,243,635
Sub. Notes, MTN	A1	4.875	02/01/15	12,680	13,435,183
Wachovia Corp., Sr. Unsec’d. Notes, MTN(a)(c)	A2	2.199	05/01/13	5,000	5,084,845
Sr. Unsec’d. Notes, MTN(c)	A2	5.500	05/01/13	14,100	14,876,896
Sr. Unsec’d. Notes, MTN	A2	5.700	08/01/13	4,900	5,203,178
Sub. Notes	A3	5.250	08/01/14	7,650	8,069,013
Wells Fargo & Co., Sr. Unsec’d. Notes(c)	A2	2.625	12/15/16	22,325	22,311,382
Sr. Unsec’d. Notes	A2	3.676	06/15/16	16,650	17,399,217
Sr. Unsec’d. Notes, Ser. I, MTN(c)	A2	3.750	10/01/14	5,000	5,278,580
Sub. Notes(c)	A3	5.000	11/15/14	29,200	31,244,730
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes	Aa2	4.200	02/27/15	5,000	5,211,170

					1,409,892,753

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	19

Portfolio of Investments

as of December 31, 2011 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Brokerage 0.2%
BlackRock, Inc., Sr. Unsec’d. Notes	A1	3.500%	12/10/14	$5,980	$6,385,599
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	A2	4.950	06/01/14	2,150	2,330,052
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(e)	NR	5.250	02/06/12	1,520	389,500
Sr. Unsec’d. Notes, MTN(e)	NR	5.625	01/24/13	1,000	262,500
Sr. Unsec’d. Notes, MTN(e)	NR	6.000	07/19/12	900	230,625

					9,598,276

Building Materials & Construction 0.1%
CRH America, Inc., Gtd. Notes	Baa1	5.300	10/15/13	2,000	2,077,282
Mohawk Industries, Inc., Sr. Unsec’d. Notes	Ba2	6.875	01/15/16	1,400	1,505,000

					3,582,282

Cable 2.4%
AT&T Broadband LLC, Gtd. Notes	Baa1	8.375	03/15/13	4,780	5,198,317
Charter Communications Operating LLC, Sec’d. Notes, 144A	Ba2	8.000	04/30/12	10,100	10,302,000
Comcast Corp., Gtd. Notes	Baa1	6.500	01/15/15	17,855	20,241,071
Comcast Holdings Corp., Gtd. Notes	Baa2	10.625	07/15/12	3,000	3,128,442
COX Communications, Inc., Sr. Unsec’d. Notes (original cost $2,059,317; purchased 12/11/09)(d)(f)	Baa2	4.625	06/01/13	1,950	2,055,620
Sr. Unsec’d. Notes (original cost $3,343,207; purchased 01/29/09 - 06/03/09)(c)(d)(f)	Baa2	5.450	12/15/14	3,501	3,886,204

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Cable (cont’d.)
Sr. Unsec’d. Notes (original cost $4,505,440; purchased 8/17/10)(d)(f)	Baa2	5.500%	10/01/15	$4,000	$4,500,928
Sr. Unsec’d. Notes (original cost $840,536; purchased 08/19/09)(d)(f)	Baa2	7.125	10/01/12	765	800,995
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.500	04/15/14	4,000	4,425,000
DIRECTV Holdings LLC, Gtd. Notes	Baa2	3.550	03/15/15	1,560	1,623,757
Gtd. Notes	Baa2	4.750	10/01/14	15,685	16,942,388
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500	03/01/16	22,950	23,659,706
Gtd. Notes	Baa2	7.625	05/15/16	2,500	2,653,125
Echostar DBS Corp., Gtd. Notes	Ba2	6.625	10/01/14	5,400	5,764,500
Time Warner Cable, Inc., Gtd. Notes(c)	Baa2	3.500	02/01/15	6,600	6,916,325
Gtd. Notes	Baa2	7.500	04/01/14	3,870	4,333,065
Gtd. Notes	Baa2	8.250	02/14/14	17,095	19,268,732
Videotron Ltee (Canada), Gtd. Notes	Ba1	9.125	04/15/18	8,700	9,580,875

					145,281,050

Capital Goods 3.0%
3M Co., Sr. Unsec’d. Notes	Aa2	1.375	09/29/16	10,000	10,085,820
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes(c)	A2	2.050	08/01/16	36,150	37,109,819
Sr. Unsec’d. Notes, MTN	A2	4.850	12/07/12	6,270	6,515,038
Sr. Unsec’d. Notes, MTN	A2	6.200	09/30/13	455	496,000
Clean Harbors, Inc., Sr. Sec’d. Notes	Ba3	7.625	08/15/16	3,000	3,187,500
Danaher Corp., Sr. Unsec’d. Notes	A2	2.300	06/23/16	9,475	9,848,201

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	21

Portfolio of Investments

as of December 31, 2011 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
Emerson Electric Co., Sr. Unsec’d. Notes	A2	4.125%	04/15/15	$3,000	$3,275,715
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $5,439,482; purchased 01/04/11)(d)(f)	Baa1	2.250	01/10/14	5,450	5,427,393
Gtd. Notes, 144A (original cost $3,329,864; purchased 06/24/10)(d)(f)	Baa1	2.750	07/01/13	3,335	3,391,258
Gtd. Notes, 144A (original cost $6,241,857; purchased 10/10/07 - 01/22/10)(d)(f)	Baa1	5.800	10/15/12	5,900	6,103,886
Gtd. Notes, 144A (original cost $815,000; purchased 05/08/09)(d)(f)	Baa1	5.900	11/15/15	1,000	1,107,405
Gtd. Notes, 144A (original cost $1,132,613; purchased 12/17/10)(d)(f)	Baa1	6.375	10/15/17	1,011	1,168,264
Illinois Tool Works, Inc., Sr. Unsec’d. Notes	A1	5.150	04/01/14	2,000	2,197,020
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	2.000	01/13/17	11,475	11,646,586
Sr. Unsec’d. Notes, MTN	A2	2.250	06/07/16	16,340	16,786,245
Sr. Unsec’d. Notes, MTN	A2	2.950	03/09/15	4,840	5,099,143
Sr. Unsec’d. Notes, MTN(c)	A2	4.500	04/03/13	2,500	2,619,313
Siemens Financieringsmaatschappij NV (Netherlands), Gtd. Notes, 144A	A1	5.500	02/16/12	508	510,665
Textron, Inc., Sr. Unsec’d. Notes	Baa3	6.200	03/15/15	6,000	6,440,880
Timken Co. (The), Sr. Unsec’d. Notes	Baa2	6.000	09/15/14	2,665	2,884,068
Tyco International Finance SA (Luxembourg), Gtd. Notes	A3	3.375	10/15/15	3,430	3,589,598
Gtd. Notes	A3	4.125	10/15/14	1,100	1,172,370

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
Waste Management, Inc., Gtd. Notes	Baa3	2.600%	09/01/16	$11,133	$11,300,285
Gtd. Notes	Baa3	6.375	11/15/12	7,730	8,081,089
Gtd. Notes	Baa3	6.375	03/11/15	1,000	1,140,923
Xylem, Inc., Gtd. Notes, 144A	Baa2	3.550	09/20/16	20,030	20,654,155

					181,838,639

Chemicals 2.0%
Ashland, Inc., Gtd. Notes(c)	Baa3	9.125	06/01/17	1,600	1,784,000
Chevron Phillips Chemical Co. LLC, Sr. Unsec’d. Notes, 144A(c)	Baa1	7.000	06/15/14	2,500	2,789,920
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	5.900	02/15/15	21,120	23,500,667
Sr. Unsec’d. Notes	Baa3	6.000	10/01/12	476	494,336
Sr. Unsec’d. Notes	Baa3	7.600	05/15/14	19,083	21,579,400
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	3.250	01/15/15	6,670	7,113,161
Sr. Unsec’d. Notes	A2	5.000	01/15/13	245	255,559
Eastman Chemical Co., Sr. Unsec’d. Notes	Baa2	3.000	12/15/15	3,950	4,030,035
Ecolab, Inc., Sr. Unsec’d. Notes(c)	Baa1	3.000	12/08/16	29,965	30,996,096
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625	12/01/13	6,745	7,141,599
Lubrizol Corp., Gtd. Notes	Aa2	5.500	10/01/14	5,860	6,527,044
Potash Corp. of Saskatchewan, Inc. (Canada), Sr. Unsec’d. Notes	Baa1	5.250	05/15/14	7,000	7,682,486
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	1.900	01/15/16	4,665	4,658,147
Sr. Unsec’d. Notes	Baa1	5.750	03/15/13	1,000	1,054,014

					119,606,464

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	23

Portfolio of Investments

as of December 31, 2011 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Consumer 1.2%
Clorox Co. (The), Sr. Unsec’d. Notes	Baa1	5.450%	10/15/12	$8,079	$8,370,563
Colgate-Palmolive Co., Sr. Unsec’d. Notes, MTN	Aa3	1.300	01/15/17	23,375	23,219,019
Koninklijke Philips Electronics NV (Netherlands), Sr. Unsec’d. Notes	A3	4.625	03/11/13	1,000	1,043,825
Mattel, Inc., Sr. Unsec’d. Notes	Baa1	2.500	11/01/16	4,000	4,025,708
Procter & Gamble Co. (The), Sr. Unsec’d. Notes(c)	Aa3	1.450	08/15/16	10,625	10,749,578
Sr. Unsec’d. Notes	Aa3	3.500	02/15/15	2,000	2,153,672
Unilever Capital Corp., Gtd. Notes	A1	3.650	02/15/14	2,800	2,980,205
VF Corp., Sr. Unsec’d. Notes	A3	5.950	11/01/17	15,915	18,790,284
Whirlpool Corp., Unsec’d. Notes, MTN	Baa3	8.600	05/01/14	3,000	3,348,384

					74,681,238

Electric 6.4%
AES Corp. (The), Sr. Unsec’d. Notes(c)	Ba3	7.750	03/01/14	2,000	2,160,000
Alliant Energy Corp., Sr. Unsec’d. Notes	Baa1	4.000	10/15/14	2,000	2,095,870
Ameren Corp., Sr. Unsec’d. Notes	Baa3	8.875	05/15/14	5,000	5,602,830
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa2	6.125	07/01/13	950	1,020,420
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. U	A3	7.000	03/01/14	4,310	4,844,694
Cleveland Electric Illuminating Co. (The), Sr. Unsec’d. Notes	Baa3	5.650	12/15/13	3,300	3,522,050
CMS Energy Corp., Sr. Unsec’d. Notes	Ba1	2.750	05/15/14	27,600	27,258,754

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Electric (cont’d.)
Sr. Unsec’d. Notes	Ba1	4.250%	09/30/15	$25,144	$25,412,991
Commonwealth Edison Co., First Mtge. Bonds	Baa1	1.950	09/01/16	10,325	10,307,530
First Mtge. Bonds	Baa1	4.700	04/15/15	10,000	10,940,300
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes(c)	A3	5.550	04/01/14	2,500	2,741,992
Consumers Energy Co., First Mtge. Bonds, Ser. D	A3	5.375	04/15/13	1,500	1,578,310
Delmarva Power & Light Co., First Mtge. Bonds	A3	6.400	12/01/13	2,000	2,199,566
Detroit Edison Co. (The), Sr. Sec’d. Notes	A2	5.200	10/15/12	5,000	5,170,750
Sr. Sec’d. Notes	A2	6.400	10/01/13	1,000	1,089,320
Dominion Resources, Inc., Sr. Unsec’d. Notes(c)	Baa2	1.950	08/15/16	10,100	10,149,742
Sr. Unsec’d. Notes(c)	Baa2	2.250	09/01/15	5,000	5,117,140
Sr. Unsec’d. Notes, Ser. B(c)	Baa2	6.250	06/30/12	2,000	2,052,566
DTE Energy Co., Sr. Unsec’d. Notes(a)	Baa2	1.227	06/03/13	5,800	5,794,067
Sr. Unsec’d. Notes	Baa2	7.625	05/15/14	1,550	1,761,394
Duke Energy Carolinas LLC, First Mtge. Bonds(c)	A1	1.750	12/15/16	4,050	4,081,076
Duke Energy Corp., Sr. Unsec’d. Notes	Baa2	2.150	11/15/16	15,080	15,122,872
Sr. Unsec’d. Notes	Baa2	3.950	09/15/14	5,000	5,334,600
Sr. Unsec’d. Notes	Baa2	5.650	06/15/13	1,700	1,810,716
Sr. Unsec’d. Notes	Baa2	6.300	02/01/14	17,850	19,693,619
EDP Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A(c)	Baa3	5.375	11/02/12	4,500	4,444,380
ENEL Finance International SA (Netherlands), Gtd. Notes, 144A(c)	A3	3.875	10/07/14	15,080	14,680,275
Gtd. Notes, 144A	A3	5.700	01/15/13	620	622,337

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	25

Portfolio of Investments

as of December 31, 2011 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Electric (cont’d.)
Entergy Texas, Inc., First Mtge. Bonds	Baa2	3.600%	06/01/15	$2,475	$2,568,473
FirstEnergy Solutions Corp., Gtd. Notes	Baa3	4.800	02/15/15	4,200	4,482,614
Great Plains Energy, Inc., Sr. Unsec’d. Notes	Baa3	2.750	08/15/13	3,330	3,377,346
Iberdrola Finance Ireland Ltd. (Ireland), Gtd. Notes, 144A	A3	3.800	09/11/14	11,025	11,007,250
Interstate Power & Light Co., Sr. Unsec’d. Notes	A3	3.300	06/15/15	3,200	3,339,187
LG&E and KU Energy LLC, Sr. Unsec’d. Notes	Baa2	2.125	11/15/15	17,800	17,530,811
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	3.150	07/15/12	5,000	5,058,575
National Rural Utilities Cooperative Finance Corp.	A1	2.625	09/16/12	3,200	3,240,643
Nevada Power Co., Genl. Ref. Mtge., Ser. L	Baa2	5.875	01/15/15	23,350	26,189,547
Nextera Energy Capital Holdings, Inc., Gtd. Notes	Baa1	2.600	09/01/15	8,300	8,375,688
Gtd. Notes	Baa1	5.350	06/15/13	705	743,697
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	3.553	10/01/14	4,750	4,989,675
NRG Energy, Inc., Gtd. Notes	B1	7.375	01/15/17	2,000	2,075,000
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	5.950	09/01/13	7,100	7,597,092
Sr. Sec’d. Notes	Baa1	6.375	05/01/12	4,202	4,270,804
Sr. Sec’d. Notes(c)	Baa1	6.375	01/15/15	3,000	3,428,046
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	6.250	12/01/13	13,500	14,755,054
PECO Energy Co., First Mtge. Bonds	A1	5.000	10/01/14	2,685	2,963,770

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Electric (cont’d.)
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.050%	03/15/14	$3,400	$3,751,608
PSEG Power LLC, Gtd. Notes	Baa1	2.500	04/15/13	9,190	9,335,276
Gtd. Notes	Baa1	2.750	09/15/16	16,085	16,163,784
Southern California Edison Co., 1st Ref. Mort.	A1	5.750	03/15/14	2,425	2,671,208
Southern Co. (The), Sr. Unsec’d. Notes	Baa1	1.950	09/01/16	20,455	20,648,034
Sr. Unsec’d. Notes	Baa1	4.150	05/15/14	1,500	1,602,374
TECO Finance, Inc., Gtd. Notes	Baa3	4.000	03/15/16	4,000	4,206,860
Gtd. Notes, MTN	Baa3	6.572	11/01/17	2,000	2,374,632
Transalta Corp. (Canada), Sr. Unsec’d. Notes	Baa2	4.750	01/15/15	3,860	4,146,076
Virginia Electric and Power Co., Sr. Unsec’d. Notes	A3	5.100	11/30/12	900	934,834
Wisconsin Electric Power Co., Sr. Unsec’d. Notes	A2	6.000	04/01/14	435	484,508

					388,922,627

Energy - Integrated 2.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes(c)	A2	2.248	11/01/16	16,600	16,705,858
Gtd. Notes	A2	3.125	10/01/15	18,520	19,398,274
Gtd. Notes	A2	3.200	03/11/16	8,375	8,777,184
Gtd. Notes	A2	3.625	05/08/14	6,800	7,145,732
Gtd. Notes	A2	3.875	03/10/15	9,313	9,944,487
Gtd. Notes	A2	5.250	11/07/13	17,610	18,887,852
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	4.500	09/15/14	8,875	9,560,878
ConocoPhillips, Gtd. Notes(c)	A1	4.600	01/15/15	2,300	2,543,786
Gtd. Notes	A1	4.750	02/01/14	13,840	14,947,463

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	27

Portfolio of Investments

as of December 31, 2011 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Energy - Integrated (cont’d.)
ConocoPhillips Australia Funding Co., Gtd. Notes	A1	5.500%	04/15/13	$2,400	$2,541,770
Hess Corp., Sr. Unsec’d. Notes	Baa2	7.000	02/15/14	9,680	10,744,645
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.250	06/15/12	2,707	2,770,385
PC Financial Partnership, Gtd. Notes	Baa2	5.000	11/15/14	1,598	1,726,948
Petro-Canada (Canada), Sr. Unsec’d. Notes	Baa2	4.000	07/15/13	4,000	4,143,264

					129,838,526

Energy - Other 2.2%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	5.950	09/15/16	10,000	11,335,500
Sr. Unsec’d. Notes	Ba1	6.375	09/15/17	8,445	9,788,887
Sr. Unsec’d. Notes(c)	Ba1	7.625	03/15/14	9,500	10,553,113
Apache Corp., Sr. Unsec’d. Notes	A3	5.250	04/15/13	1,405	1,486,507
Cameron International Corp., Sr. Unsec’d. Notes(a)	Baa1	1.459	06/02/14	15,425	15,486,314
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	Baa1	5.150	02/01/13	880	917,966
Devon Energy Corp., Sr. Unsec’d. Notes	Baa1	2.400	07/15/16	2,000	2,047,796
Sr. Unsec’d. Notes	Baa1	5.625	01/15/14	9,843	10,732,620
EnCana Holdings Finance Corp. (Canada), Gtd. Notes	Baa2	5.800	05/01/14	5,495	5,967,933
Forest Oil Corp., Gtd. Notes	B1	8.500	02/15/14	4,500	4,905,000
Marathon Petroleum Corp., Sr. Unsec’d. Notes	Baa2	3.500	03/01/16	4,300	4,376,936
Nabors Industries, Inc., Gtd. Notes	Baa2	5.375	08/15/12	550	562,157

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Energy - Other (cont’d.)
Occidental Petroleum Corp., Sr. Unsec’d. Notes	A2	1.750%	02/15/17	$17,285	$17,507,112
Schlumberger Norge AS (Norway), Gtd. Notes, 144A	A1	1.950	09/14/16	9,210	9,318,374
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	5.050	12/15/16	14,050	14,346,090
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.150	03/15/13	912	948,381
Gtd. Notes	Baa2	5.500	02/15/16	4,850	5,333,952
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	4.500	11/10/14	4,800	5,053,963

					130,668,601

Foods 6.4%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	1.500	07/14/14	6,450	6,496,098
Gtd. Notes	Baa1	3.000	10/15/12	12,100	12,289,389
Gtd. Notes(c)	Baa1	5.375	11/15/14	39,000	43,333,992
ARAMARK Corp., Gtd. Notes	B3	8.500	02/01/15	6,000	6,150,000
Beam, Inc., Sr. Unsec’d. Notes	Baa2	6.375	06/15/14	404	441,749
Bottling Group LLC, Gtd. Notes	Aa3	6.950	03/15/14	3,300	3,709,256
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350	04/15/14	4,400	4,614,953
Gtd. Notes	Baa2	5.875	05/15/13	11,325	11,787,230
Coca-Cola Co. (The), Sr. Unsec’d. Notes	Aa3	1.800	09/01/16	14,600	14,850,419
Sr. Unsec’d. Notes	Aa3	3.625	03/15/14	2,700	2,874,201
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	2.125	09/15/15	10,000	10,173,920

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	29

Portfolio of Investments

as of December 31, 2011 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Foods (cont’d.)
Coca-Cola Refreshments USA, Inc., Sr. Unsec’d. Notes	A+(b)	4.250%	03/01/15	$3,230	$3,504,195
Sr. Unsec’d. Notes	A+(b)	7.375	03/03/14	1,000	1,135,831
Sr. Unsec’d. Notes	A+(b)	8.500	02/01/12	2,425	2,440,010
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.875	04/15/14	6,000	6,584,496
Darden Restaurants, Inc., Sr. Unsec’d. Notes	Baa2	5.625	10/15/12	7,180	7,423,029
Delhaize Group (Belgium), Gtd. Notes	Baa3	5.875	02/01/14	11,263	12,224,545
Diageo Capital PLC (United Kingdom), Gtd. Notes	A3	5.200	01/30/13	4,045	4,235,924
Gtd. Notes	A3	7.375	01/15/14	12,195	13,763,826
Dr Pepper Snapple Group, Inc., Gtd. Notes	Baa1	2.350	12/21/12	9,250	9,378,094
Gtd. Notes	Baa1	2.900	01/15/16	5,350	5,548,603
Gtd. Notes	Baa1	6.120	05/01/13	1,000	1,065,134
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.200	03/17/15	1,000	1,113,993
Sr. Unsec’d. Notes	Baa1	5.250	08/15/13	1,210	1,293,101
Sr. Unsec’d. Notes	Baa1	5.650	09/10/12	2,981	3,072,427
Sr. Unsec’d. Notes, MTN	Baa1	8.022	02/05/13	3,000	3,218,397
Hershey Co. (The), Sr. Unsec’d. Notes	A2	5.000	04/01/13	575	604,029
H.J. Heinz Co., Sr. Unsec’d. Notes	Baa2	2.000	09/12/16	6,000	6,056,904
Sr. Unsec’d. Notes	Baa2	5.350	07/15/13	1,100	1,174,220
Kellogg Co., Sr. Unsec’d. Notes	A3	5.125	12/03/12	1,265	1,314,698
Kraft Foods, Inc., Sr. Unsec’d. Notes(c)	Baa2	4.125	02/09/16	10,250	11,128,702
Sr. Unsec’d. Notes	Baa2	6.000	02/11/13	16,685	17,578,298
Sr. Unsec’d. Notes	Baa2	6.250	06/01/12	1,315	1,343,643
Sr. Unsec’d. Notes	Baa2	6.750	02/19/14	1,000	1,111,339
Unsec’d. Notes	Baa2	5.250	10/01/13	15,750	16,800,383

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Foods (cont’d.)
Kroger Co. (The), Gtd. Notes	Baa2	5.000%	04/15/13	$2,570	$2,688,606
Gtd. Notes	Baa2	6.200	06/15/12	4,750	4,863,159
Gtd. Notes	Baa2	7.500	01/15/14	9,385	10,488,479
McCormick & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	5.250	09/01/13	1,150	1,231,288
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	Baa1	3.500	11/01/14	13,335	13,925,647
Nabisco, Inc., Sr. Unsec’d. Notes	Baa2	7.550	06/15/15	4,393	5,195,052
PepsiAmericas, Inc., Gtd. Notes	Aa3	4.375	02/15/14	1,000	1,073,423
PepsiCo, Inc., Sr. Unsec’d. Notes	Aa3	0.800	08/25/14	13,845	13,833,426
Sr. Unsec’d. Notes(c)	Aa3	2.500	05/10/16	12,000	12,483,816
SABMiller PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	Baa1	5.500	08/15/13	1,643	1,751,436
Safeway, Inc., Sr. Unsec’d. Notes	Baa2	3.400	12/01/16	18,175	18,639,680
Sr. Unsec’d. Notes	Baa2	5.800	08/15/12	2,845	2,921,388
Sr. Unsec’d. Notes	Baa2	6.250	03/15/14	4,020	4,427,588
Sara Lee Corp., Sr. Unsec’d. Notes	Baa1	3.875	06/15/13	13,405	13,839,269
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba2	10.000	07/15/14	6,500	7,556,250
Tesco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	A3	2.000	12/05/14	11,350	11,468,551
Woolworths Ltd. (Australia), Sr. Unsec’d. Notes, 144A	A3	2.550	09/22/15	6,810	6,957,266
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	4.250	09/15/15	2,500	2,672,873
Sr. Unsec’d. Notes	Baa3	7.700	07/01/12	4,325	4,454,832

					390,307,057

Gaming 0.2%
MGM Resorts International, Sr. Sec’d. Notes(c)	Ba2	13.000	11/15/13	7,915	9,399,063

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	31

Portfolio of Investments

as of December 31, 2011 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Gaming (cont’d.)
Pinnacle Entertainment, Inc., Gtd. Notes	B1	8.625%	08/01/17	$2,500	$2,643,750

					12,042,813

Healthcare & Pharmaceutical 6.5%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	2.700	05/27/15	11,040	11,578,675
AmerisourceBergen Corp., Gtd. Notes	Baa2	5.625	09/15/12	5,600	5,777,772
Amgen, Inc., Sr. Unsec’d. Notes(c)	Baa1	1.875	11/15/14	25,000	25,323,575
Sr. Unsec’d. Notes	Baa1	2.300	06/15/16	9,975	10,043,149
Baxter International, Inc., Sr. Unsec’d. Notes	A3	1.850	01/15/17	6,765	6,817,577
Sr. Unsec’d. Notes(c)	A3	4.000	03/01/14	1,990	2,118,813
Becton Dickinson And Co., Sr. Unsec’d. Notes	A2	1.750	11/08/16	13,915	14,019,613
Biogen Idec, Inc., Sr. Unsec’d. Notes	Baa3	6.000	03/01/13	10,870	11,429,229
Boston Scientific Corp., Sr. Unsec’d. Notes	Ba1	4.500	01/15/15	9,850	10,336,718
Sr. Unsec’d. Notes	Ba1	5.450	06/15/14	9,870	10,547,181
Cardinal Health, Inc., Sr. Unsec’d. Notes	Baa3	5.500	06/15/13	3,250	3,444,997
Sr. Unsec’d. Notes	Baa3	5.650	06/15/12	7,865	8,025,179
CareFusion Corp., Sr. Unsec’d. Notes	Baa3	4.125	08/01/12	4,690	4,761,260
Sr. Unsec’d. Notes	Baa3	5.125	08/01/14	16,475	17,777,036
Celgene Corp., Sr. Unsec’d. Notes	Baa2	2.450	10/15/15	6,840	6,929,453
Covidien International Finance SA (Luxembourg), Gtd. Notes	Baa1	5.450	10/15/12	2,400	2,483,753
Express Scripts, Inc., Gtd. Notes	Baa3	3.125	05/15/16	7,300	7,340,464
Gtd. Notes	Baa3	5.250	06/15/12	12,750	12,991,039
Gtd. Notes	Baa3	6.250	06/15/14	8,812	9,604,516

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
Genzyme Corp., Gtd. Notes	A2	3.625%	06/15/15	$7,200	$7,687,433
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	2.400	12/01/14	5,840	5,945,167
Sr. Unsec’d. Notes	Baa1	3.050	12/01/16	9,000	9,211,365
HCA, Inc., Sr. Unsec’d. Notes	B3	6.300	10/01/12	5,000	5,087,500
Hospira, Inc., Sr. Unsec’d. Notes	Baa3	5.900	06/15/14	5,420	5,872,304
Sr. Unsec’d. Notes, Ser. G	Baa3	6.400	05/15/15	2,200	2,379,771
Life Technologies Corp., Sr. Unsec’d. Notes	Ba1	3.500	01/15/16	14,150	14,209,119
Sr. Unsec’d. Notes	Ba1	4.400	03/01/15	4,500	4,676,206
McKesson Corp., Sr. Unsec’d. Notes	Baa2	3.250	03/01/16	2,310	2,444,726
Sr. Unsec’d. Notes	Baa2	5.250	03/01/13	2,765	2,901,572
Sr. Unsec’d. Notes	Baa2	6.500	02/15/14	5,910	6,540,514
Medco Health Solutions, Inc., Sr. Unsec’d. Notes	Baa3	2.750	09/15/15	3,355	3,373,976
Sr. Unsec’d. Notes	Baa3	6.125	03/15/13	11,782	12,432,955
Sr. Unsec’d. Notes	Baa3	7.250	08/15/13	2,000	2,160,844
Medtronic, Inc., Sr. Unsec’d. Notes	A1	3.000	03/15/15	9,770	10,317,364
Sr. Unsec’d. Notes	A1	4.500	03/15/14	1,000	1,077,181
Novartis Capital Corp., Gtd. Notes	Aa2	2.900	04/24/15	10,000	10,583,320
Gtd. Notes	Aa2	4.125	02/10/14	2,525	2,701,556
Pfizer, Inc., Sr. Unsec’d. Notes	A1	5.350	03/15/15	2,300	2,601,728
Roche Holdings, Inc., Gtd. Notes, 144A	A1	5.000	03/01/14	2,012	2,176,588
Sanofi (France), Sr. Unsec’d. Notes	A2	1.200	09/30/14	7,155	7,210,544
Sanofi-Aventis SA (France), Sr. Unsec’d. Notes(c)	A2	2.625	03/29/16	9,380	9,780,779
St. Jude Medical, Inc., Sr. Unsec’d. Notes	Baa1	3.750	07/15/14	4,700	4,984,275

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	33

Portfolio of Investments

as of December 31, 2011 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
Stryker Corp., Sr. Unsec’d. Notes	A3	2.000%	09/30/16	$8,085	$8,273,639
Teva Pharmaceutical Finance Co. BV (Curacao), Gtd. Notes	A3	2.400	11/10/16	18,420	18,734,761
Teva Pharmaceutical Finance Co. LLC, Gtd. Notes	A3	5.550	02/01/16	5,000	5,651,855
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	A3	2.150	12/28/12	1,180	1,194,162
Sr. Unsec’d. Notes	A3	2.250	08/15/16	24,450	24,926,115
Sr. Unsec’d. Notes	A3	3.200	03/01/16	9,910	10,468,210
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	5.000	08/15/14	4,000	4,292,184
Wyeth, Gtd. Notes(c)	A1	5.500	02/01/14	3,000	3,288,780

					394,536,492

Healthcare Insurance 1.3%
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	2.750	11/15/16	20,415	20,370,271
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa3	5.875	01/15/12	8,900	8,912,924
Sr. Unsec’d. Notes	Baa3	5.950	03/15/17	4,100	4,602,713
Sr. Unsec’d. Notes	Baa3	6.300	08/15/14	10,575	11,506,287
Humana, Inc., Sr. Unsec’d. Notes	Baa3	6.450	06/01/16	3,500	3,874,853
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(c)	A3	1.875	11/15/16	7,350	7,348,905
Sr. Unsec’d. Notes	A3	4.875	02/15/13	921	959,052
Sr. Unsec’d. Notes	A3	4.875	04/01/13	4,150	4,335,999
Sr. Unsec’d. Notes	A3	5.500	11/15/12	4,000	4,154,292
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	6.000	02/15/14	12,833	13,987,469
Sr. Unsec’d. Notes	Baa1	6.800	08/01/12	738	763,124

					80,815,889

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Insurance 3.4%
Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes	Baa1	7.500%	08/01/16	$5,090	$5,744,391
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	5.000	08/15/14	3,795	4,095,355
Sr. Unsec’d. Notes	A3	6.200	05/16/14	1,750	1,951,705
Allstate Life Global Funding Trusts, Sr. Sec’d. Notes, MTN	A1	5.375	04/30/13	5,875	6,203,606
American International Group, Inc., Sr. Unsec’d. Notes(c)	Baa1	3.650	01/15/14	6,845	6,647,796
Sr. Unsec’d. Notes(c)	Baa1	4.250	05/15/13	4,500	4,493,840
Sr. Unsec’d. Notes(c)	Baa1	4.875	09/15/16	6,375	6,032,726
Sr. Unsec’d. Notes	Baa1	5.050	10/01/15	5,000	4,841,135
Sr. Unsec’d. Notes, MTN(c)	Baa1	5.600	10/18/16	2,500	2,409,595
AON Corp., Sr. Unsec’d. Notes	Baa2	3.125	05/27/16	4,665	4,717,971
Sr. Unsec’d. Notes	Baa2	3.500	09/30/15	7,315	7,506,353
Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750	12/01/14	5,180	5,446,402
Berkshire Hathaway Finance Corp., Gtd. Notes	Aa2	4.600	05/15/13	1,000	1,051,842
Gtd. Notes	Aa2	5.000	08/15/13	1,325	1,410,928
Chubb Corp. (The), Sr. Unsec’d. Notes	A2	5.200	04/01/13	570	596,333
Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	6.150	10/15/15	4,639	4,866,167
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes(c)	Baa3	4.000	03/30/15	16,425	16,504,546
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	7.250	09/01/12	4,800	4,947,686
Sr. Unsec’d. Notes, 144A	Baa2	5.750	03/15/14	4,955	5,167,059
Sr. Unsec’d. Notes, 144A	Baa2	6.700	08/15/16	3,135	3,358,889

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	35

Portfolio of Investments

as of December 31, 2011 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.300%	06/15/15	$7,135	$7,389,334
Sr. Unsec’d. Notes(c)	Baa2	4.750	02/15/14	3,255	3,404,733
Sr. Unsec’d. Notes	Baa2	5.650	08/27/12	7,800	7,957,147
Massmutual Global Funding II, Sr. Sec’d. Notes, 144A	Aa2	2.875	04/21/14	5,000	5,124,025
Sr. Sec’d. Notes, 144A	Aa2	3.625	07/16/12	2,750	2,791,258
MetLife, Inc., Sr. Unsec’d. Notes	A3	2.375	02/06/14	8,730	8,851,810
Sr. Unsec’d. Notes	A3	5.000	06/15/15	5,000	5,446,965
Sr. Unsec’d. Notes(c)	A3	5.500	06/15/14	1,500	1,636,463
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A	Aa3	2.500	09/29/15	6,645	6,683,176
Sr. Sec’d. Notes, 144A(c)	Aa3	2.875	09/17/12	10,000	10,130,720
Sr. Sec’d. Notes, 144A, MTN	Aa3	5.125	04/10/13	9,500	9,924,013
New York Life Global Funding, Sr. Sec’d. Notes, 144A	Aaa	3.000	05/04/15	1,275	1,335,327
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.350	04/01/13	6,840	7,146,685
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN	Aa3	5.300	04/24/13	500	524,589
Progressive Corp. (The), Sr. Unsec’d. Notes	A1	6.375	01/15/12	875	876,531
TIAA Global Markets, Inc., Sr. Unsec’d. Notes, 144A, MTN	Aa1	5.125	10/10/12	3,550	3,662,730
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes, MTN	A2	5.375	06/15/12	925	942,843
Sr. Unsec’d. Notes	A2	5.500	12/01/15	3,855	4,324,539
Willis Group Holdings PLC (Ireland), Gtd. Notes(c)	Baa3	4.125	03/15/16	4,065	4,128,564

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Insurance (cont’d.)
XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes	Baa2	6.500%	01/15/12	$7,375	$7,390,245
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250	09/15/14	6,300	6,662,344

					204,328,366

Lodging 0.8%
Host Hotels & Resorts LP, Gtd. Notes(c)	BB+(b)	6.875	11/01/14	4,750	4,845,000
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	4.625	06/15/12	10,700	10,839,828
Sr. Unsec’d. Notes(c)	Baa2	6.375	06/15/17	5,000	5,763,945
Sr. Unsec’d. Notes, Ser. J	Baa2	5.625	02/15/13	4,845	5,051,048
Sheraton Holding Corp., Gtd. Notes	Ba1	7.375	11/15/15	10,890	12,305,700
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.250	02/15/13	1,046	1,079,995
Sr. Unsec’d. Notes(c)	Ba1	7.875	10/15/14	6,000	6,735,000

					46,620,516

Media & Entertainment 2.3%
CBS Corp., Gtd. Notes	Baa2	8.200	05/15/14	12,728	14,431,045
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	6.375	04/01/12	4,000	4,020,000
Lamar Media Corp., Gtd. Notes	Ba3	9.750	04/01/14	6,000	6,720,000
LIN Television Corp., Gtd. Notes(c)	Caa1	6.500	05/15/13	5,975	5,982,469
NBC Universal Media LLC, Sr. Unsec’d. Notes	Baa2	2.100	04/01/14	7,830	7,958,999
Sr. Unsec’d. Notes(c)	Baa2	2.875	04/01/16	7,937	8,091,875
Sr. Unsec’d. Notes(c)	Baa2	3.650	04/30/15	22,785	24,048,861
News America Holdings, Inc., Gtd. Notes	Baa1	8.000	10/17/16	12,865	15,868,527

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	37

Portfolio of Investments

as of December 31, 2011 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
Time Warner, Inc., Gtd. Notes(c)	Baa2	3.150%	07/15/15	$13,200	$13,729,584
Viacom, Inc., Sr. Unsec’d. Notes(c)	Baa1	2.500	12/15/16	9,025	9,021,570
Sr. Unsec’d. Notes	Baa1	4.250	09/15/15	4,195	4,485,080
Sr. Unsec’d. Notes	Baa1	4.375	09/15/14	16,850	18,050,546
Vivendi SA (France), Sr. Unsec’d. Notes, 144A	Baa2	5.750	04/04/13	6,800	7,104,293

					139,512,849

Metals 2.8%
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	Baa1	2.150	09/27/13	875	876,453
Gtd. Notes, 144A(c)	Baa1	9.375	04/08/14	5,080	5,799,028
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(c)	Baa3	3.750	03/01/16	6,330	6,008,993
Sr. Unsec’d. Notes(c)	Baa3	5.375	06/01/13	10,300	10,544,089
Sr. Unsec’d. Notes(c)	Baa3	9.000	02/15/15	2,395	2,647,879
Arch Western Finance LLC, Sr. Sec’d. Notes(c)	B1	6.750	07/01/13	8,969	9,013,845
Barrick Gold Financeco LLC, Gtd. Notes, MTN	Baa1	6.125	09/15/13	10,130	10,947,430
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes(c)	A1	1.875	11/21/16	17,250	17,424,674
Gtd. Notes	A1	5.500	04/01/14	10,900	11,981,367
Metals USA, Inc., Sr. Sec’d. Notes	B3	11.125	12/01/15	7,600	7,894,500
Noranda, Inc. (Canada), Gtd. Notes(c)	Baa2	7.250	07/15/12	2,490	2,565,021
Nucor Corp., Sr. Unsec’d. Notes	A2	5.000	06/01/13	750	792,702
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	A-(b)	4.500	05/15/13	8,200	8,541,989
Sr. Unsec’d. Notes	A-(b)	4.875	09/15/12	3,850	3,954,982

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Metals (cont’d.)
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes(c)	A3	2.500%	05/20/16	$4,235	$4,320,069
Gtd. Notes(c)	A3	8.950	05/01/14	26,975	31,547,640
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes	Baa2	9.750	05/15/14	3,313	3,893,335
Xstrata Canada Corp. (Canada), Gtd. Notes	Baa2	7.350	06/05/12	5,460	5,601,447
Xstrata Canada Financial Corp. (Canada), Gtd. Notes, 144A	Baa2	2.850	11/10/14	23,375	23,494,376

					167,849,819

Non-Captive Finance 3.0%
CIT Group, Inc., Sec’d. Notes, 144A(c)	B2	7.000	05/02/17	6,000	5,992,500
GATX Corp., Sr. Unsec’d. Notes	Baa1	4.750	10/01/12	2,550	2,601,487
General Electric Capital Corp., Sr. Unsec’d. Notes(c)	Aa2	2.100	01/07/14	20,000	20,299,400
Sr. Unsec’d. Notes, MTN(c)	Aa2	2.250	11/09/15	10,500	10,546,945
Sr. Unsec’d. Notes, MTN	Aa2	2.800	01/08/13	10,000	10,190,000
Sr. Unsec’d. Notes, MTN(c)	Aa2	3.350	10/17/16	44,558	46,402,657
Sr. Unsec’d. Notes, MTN(c)	Aa2	4.800	05/01/13	16,000	16,750,112
Sr. Unsec’d. Notes, MTN(c)	Aa2	4.875	03/04/15	16,700	18,118,565
Sr. Unsec’d. Notes(c)	Aa2	5.900	05/13/14	16,000	17,522,432
Sr. Unsec’d. Notes, Ser. G, MTN(c)	Aa2	5.250	10/19/12	4,000	4,139,892
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	6.500	09/01/14	1,910	1,952,975
Sr. Unsec’d. Notes	B1	5.750	05/15/16	3,750	3,478,282
Sr. Unsec’d. Notes, MTN	B1	6.375	03/25/13	1,750	1,741,250
SLM Corp., Sr. Notes, MTN	Ba1	6.250	01/25/16	3,490	3,393,952

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	39

Portfolio of Investments

as of December 31, 2011 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Non-Captive Finance (cont’d.)
Sr. Unsec’d. Notes, MTN	Ba1	5.050%	11/14/14	$3,000	$2,958,900
Sr. Unsec’d. Notes, MTN	Ba1	5.125	08/27/12	9,420	9,468,042
Sr. Unsec’d. Notes, Ser. A, MTN(c)	Ba1	5.000	10/01/13	4,150	4,150,000
Sr. Unsec’d. Notes, Ser. A, MTN	Ba1	5.375	01/15/13	6,165	6,207,532

					185,914,923

Packaging 0.3%
Bemis Co., Inc., Sr. Unsec’d. Notes	Baa1	5.650	08/01/14	3,775	4,085,214
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	B1	5.625	07/15/13	15,000	15,588,915

					19,674,129

Paper 0.2%
International Paper Co., Sr. Unsec’d. Notes	Baa3	5.250	04/01/16	4,500	4,889,394
Sr. Unsec’d. Notes(c)	Baa3	7.400	06/15/14	3,000	3,330,300
Rock-Tenn Co., Gtd. Notes	Ba2	9.250	03/15/16	2,500	2,650,000

					10,869,694

Pipelines & Other 1.5%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa1	4.950	10/15/14	950	1,039,946
Sr. Unsec’d. Notes	Baa1	5.125	01/15/13	5,000	5,184,585
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	Baa2	9.700	12/01/13	2,620	2,956,099
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	5.650	08/01/12	3,750	3,831,266
Sr. Unsec’d. Notes	Baa3	8.500	04/15/14	2,500	2,802,957
Enterprise Products Operating LLC, Gtd. Notes	Baa3	3.700	06/01/15	5,000	5,241,880
Gtd. Notes	Baa3	4.600	08/01/12	8,075	8,193,807
Gtd. Notes, Ser. M	Baa3	5.650	04/01/13	5,000	5,235,105

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Pipelines & Other (cont’d.)
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	3.500%	03/01/16	$14,961	$15,555,266
Sr. Unsec’d. Notes	Baa2	5.625	02/15/15	3,600	3,953,290
Sr. Unsec’d. Notes	Baa2	5.850	09/15/12	1,050	1,083,852
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	Baa2	6.450	06/01/14	5,000	5,573,550
NiSource Finance Corp., Gtd. Notes	Baa3	6.150	03/01/13	273	286,703
ONEOK Partners LP, Gtd. Notes	Baa2	5.900	04/01/12	600	606,619
Plains All American Pipeline LP/PAA Finance Corp., Gtd. Notes	Baa3	4.250	09/01/12	5,275	5,380,843
Sempra Energy, Sr. Unsec’d. Notes	Baa1	2.000	03/15/14	8,710	8,820,347
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	A3	4.000	06/15/13	2,750	2,861,870
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes, Ser. B	Baa2	8.875	07/15/12	1,000	1,040,183
Williams Partners LP, Sr. Unsec’d. Notes	Baa3	3.800	02/15/15	8,300	8,713,282

					88,361,450

Railroads 0.7%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes(c)	A3	4.875	01/15/15	5,000	5,448,680
Sr. Unsec’d. Notes	A3	5.900	07/01/12	445	455,051
Sr. Unsec’d. Notes	A3	6.875	02/15/16	2,000	2,325,692
Sr. Unsec’d. Notes	A3	7.000	02/01/14	5,000	5,602,170
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	A3	4.400	03/15/13	7,150	7,454,168

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	41

Portfolio of Investments

as of December 31, 2011 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Railroads (cont’d.)
CSX Corp., Sr. Unsec’d. Notes	Baa3	5.300%	02/15/14	$4,000	$4,327,420
Sr. Unsec’d. Notes	Baa3	5.750	03/15/13	675	710,545
Sr. Unsec’d. Notes	Baa3	6.250	04/01/15	2,000	2,285,220
Sr. Unsec’d. Notes	Baa3	6.300	03/15/12	1,900	1,918,939
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.257	09/17/14	3,000	3,308,982
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	5.125	02/15/14	3,000	3,245,604
Sr. Unsec’d. Notes	Baa2	5.450	01/31/13	4,145	4,348,018

					41,430,489

Real Estate Investment Trusts 1.9%
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.500	01/15/12	590	590,905
Brandywine Operating Partnership LP, Gtd. Notes	Baa3	5.750	04/01/12	163	164,039
Camden Property Trust, Sr. Unsec’d. Notes	Baa1	5.875	11/30/12	4,575	4,700,584
Duke Realty LP, Sr. Unsec’d. Notes	Baa2	6.250	05/15/13	3,000	3,137,388
Sr. Unsec’d. Notes(c)	Baa2	7.375	02/15/15	4,535	4,980,337
ERP Operating LP, Sr. Unsec’d. Notes	Baa1	5.500	10/01/12	6,810	6,982,933
Sr. Unsec’d. Notes	Baa1	6.625	03/15/12	4,000	4,040,704
HCP, Inc., Sr. Unsec’d. Notes(c)	Baa2	2.700	02/01/14	3,565	3,559,816
Hospitality Properties Trust, Sr. Unsec’d. Notes	Baa2	6.750	02/15/13	13,000	13,209,859
Sr. Unsec’d. Notes	Baa2	7.875	08/15/14	3,300	3,585,783
Kilroy Realty LP, Gtd. Notes	Baa3	5.000	11/03/15	2,675	2,750,986
Liberty Property LP, Sr. Unsec’d. Notes	Baa1	5.650	08/15/14	7,955	8,478,415
Sr. Unsec’d. Notes	Baa1	6.375	08/15/12	1,350	1,379,203

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (cont’d.)
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	4.600%	06/15/13	$8,495	$8,679,775
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	5.450	06/01/12	3,890	3,938,967
Realty Income Corp., Sr. Unsec’d. Notes	Baa1	5.950	09/15/16	1,700	1,879,794
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	8.625	01/15/12	5,275	5,286,865
Simon Property Group LP, Sr. Unsec’d. Notes(c)	A3	2.800	01/30/17	3,950	4,034,656
Sr. Unsec’d. Notes	A3	4.200	02/01/15	2,280	2,417,767
Sr. Unsec’d. Notes	A3	5.100	06/15/15	4,000	4,370,756
Sr. Unsec’d. Notes(c)	A3	5.250	12/01/16	5,800	6,428,204
Sr. Unsec’d. Notes	A3	5.750	12/01/15	5,088	5,692,292
Sr. Unsec’d. Notes	A3	6.750	05/15/14	4,975	5,478,684
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	Baa2	3.125	11/30/15	2,830	2,767,437
WEA Finance LLC/Wt Finance AUST Pty Ltd., Gtd. Notes, 144A	A2	7.500	06/02/14	5,043	5,528,348

					114,064,497

Retailers 2.6%
AutoZone, Inc., Sr. Unsec’d. Notes	Baa2	5.750	01/15/15	3,200	3,542,374
CVS Caremark Corp., Sr. Unsec’d. Notes(c)	Baa2	3.250	05/18/15	17,500	18,451,125
Sr. Unsec’d. Notes	Baa2	4.875	09/15/14	2,000	2,187,082
Sr. Unsec’d. Notes	Baa2	6.125	08/15/16	3,976	4,630,815
CVS Pass-Through Trust, Pass-thru Certs., 144A	Baa2	6.117	01/10/13	5,696	5,852,598
Home Depot, Inc. (The), Sr. Unsec’d. Notes(c)	A3	5.250	12/16/13	10,280	11,163,114
Sr. Unsec’d. Notes(c)	A3	5.400	03/01/16	17,406	20,103,373
J.C. Penney Corp., Inc., Sr. Unsec’d. Notes(c)	Ba1	9.000	08/01/12	8,975	9,289,125

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	43

Portfolio of Investments

as of December 31, 2011 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Retailers (cont’d.)
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	5.350%	03/15/12	$11,445	$11,523,478
Gtd. Notes	Ba1	5.750	07/15/14	8,471	9,010,662
Gtd. Notes	Ba1	5.875	01/15/13	3,437	3,538,560
Gtd. Notes(c)	Ba1	5.900	12/01/16	8,600	9,610,259
Nordstrom, Inc., Sr. Unsec’d. Notes	Baa1	6.750	06/01/14	13,433	15,062,880
Target Corp., Unsec’d. Notes	A2	5.875	07/15/16	4,300	5,092,391
TJX Cos., Inc., Sr. Unsec’d. Notes(c)	A3	4.200	08/15/15	7,140	7,845,211
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(g)	Aa2	1.500	10/25/15	21,530	21,868,021

					158,771,068

Technology 2.5%
Amphenol Corp., Sr. Unsec’d. Notes	Baa2	4.750	11/15/14	3,550	3,803,719
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375	11/01/15	1,625	1,627,091
Broadcom Corp., Sr. Unsec’d. Notes	A2	1.500	11/01/13	4,735	4,786,204
CA, Inc., Sr. Unsec’d. Notes	Baa2	6.125	12/01/14	7,000	7,777,721
Dell, Inc., Sr. Unsec’d. Notes	A2	2.100	04/01/14	365	372,551
Sr. Unsec’d. Notes	A2	3.375	06/15/12	9,000	9,099,279
Electronic Data Systems LLC, Sr. Unsec’d. Notes, Ser. B	A2	6.000	08/01/13	4,000	4,240,296
Equifax, Inc., Sr. Unsec’d. Notes	Baa1	4.450	12/01/14	2,400	2,529,617
Fiserv, Inc., Gtd. Notes	Baa2	3.125	10/01/15	1,670	1,710,751
Gtd. Notes	Baa2	3.125	06/15/16	2,170	2,209,479
Hewlett-Packard Co., Sr. Unsec’d. Notes	A2	2.350	03/15/15	15,000	14,927,370
Sr. Unsec’d. Notes	A2	4.750	06/02/14	10,000	10,560,570
Sr. Unsec’d. Notes	A2	6.125	03/01/14	2,800	3,019,106

See Notes to Financial Statements.

44	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Technology (cont’d.)
International Business Machines Corp., Sr. Unsec’d. Notes	Aa3	1.950%	07/22/16	$29,165	$30,015,481
Intuit, Inc., Sr. Unsec’d. Notes	Baa1	5.400	03/15/12	575	579,859
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	Baa1	3.450	06/14/13	3,500	3,595,060
Oracle Corp., Sr. Unsec’d. Notes(c)	A1	3.750	07/08/14	6,005	6,458,234
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000	05/01/14	4,836	5,470,725
Unisys Corp., Sr. Sec’d. Notes, 144A	Ba1	12.750	10/15/14	3,150	3,579,187
Xerox Corp., Sr. Unsec’d. Notes(a)	Baa2	1.281	05/16/14	6,460	6,365,135
Sr. Unsec’d. Notes	Baa2	4.250	02/15/15	9,200	9,696,763
Sr. Unsec’d. Notes	Baa2	5.500	05/15/12	5,664	5,757,915
Sr. Unsec’d. Notes	Baa2	8.250	05/15/14	9,280	10,471,376

					148,653,489

Telecommunications 6.7%
ALLTEL Corp., Debs.	A-(b)	6.500	11/01/13	4,000	4,332,064
America Movil SAB de CV (Mexico), Gtd. Notes	A2	2.375	09/08/16	19,770	19,714,921
Gtd. Notes(c)	A2	3.625	03/30/15	7,200	7,544,671
Gtd. Notes	A2	5.500	03/01/14	6,350	6,836,327
Gtd. Notes	A2	5.750	01/15/15	2,600	2,878,179
AT&T, Inc., Sr. Unsec’d. Notes(c)	A2	2.400	08/15/16	16,925	17,268,357
Sr. Unsec’d. Notes	A2	2.500	08/15/15	29,840	30,898,425
Sr. Unsec’d. Notes(c)	A2	2.950	05/15/16	15,420	16,069,753
Sr. Unsec’d. Notes	A2	4.950	01/15/13	1,770	1,844,728
Sr. Unsec’d. Notes	A2	5.100	09/15/14	2,750	3,028,971

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	45

Portfolio of Investments

as of December 31, 2011 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Sr. Unsec’d. Notes	A2	5.625%	06/15/16	$8,000	$9,177,344
Sr. Unsec’d. Notes	A2	6.700	11/15/13	10,800	11,906,017
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	5.150	01/15/13	1,000	1,035,346
Cellco Partnership/Verizon Wireless Capital LLC,
Sr. Unsec’d. Notes(c)	A2	5.550	02/01/14	18,100	19,664,944
Sr. Unsec’d. Notes	A2	7.375	11/15/13	9,350	10,410,664
CenturyLink, Inc., Sr. Unsec’d. Notes(c)	Baa3	5.150	06/15/17	10,450	10,357,852
Sr. Unsec’d. Notes, Ser. M	Baa3	5.000	02/15/15	5,240	5,301,722
CenturyTel, Inc., Sr. Unsec’d. Notes, Ser. L	Baa3	7.875	08/15/12	4,000	4,129,976
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes	Baa1	5.250	07/22/13	5,000	5,254,515
Gtd. Notes	Baa1	5.875	08/20/13	10,001	10,601,610
Embarq Corp., Sr. Unsec’d. Notes (original cost $7,262,044; purchased 06/04/07 - 01/28/10)(d)(f)	Baa3	6.738	06/01/13	7,365	7,663,717
France Telecom SA (France), Sr. Unsec’d. Notes(c)	A3	2.125	09/16/15	4,360	4,319,557
Sr. Unsec’d. Notes	A3	2.750	09/14/16	10,225	10,252,556
Sr. Unsec’d. Notes	A3	4.375	07/08/14	5,720	6,042,145
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.250	05/01/14	3,217	3,353,723
Qwest Corp., Sr. Unsec’d. Notes(a)(c)	Baa3	3.796	06/15/13	8,000	8,022,504
Sr. Unsec’d. Notes	Baa3	8.375	05/01/16	8,679	9,940,692
Rogers Communications, Inc. (Canada), Gtd. Notes	Baa1	6.250	06/15/13	5,535	5,924,753

See Notes to Financial Statements.

46	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Telecom Italia Capital SA (Luxembourg), Gtd. Notes(c)	Baa2	4.950%	09/30/14	$9,192	$8,532,051
Gtd. Notes(c)	Baa2	5.250	11/15/13	13,735	13,193,621
Gtd. Notes	Baa2	6.175	06/18/14	5,625	5,410,491
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	2.582	04/26/13	10,700	10,441,028
Gtd. Notes	Baa1	3.992	02/16/16	13,780	13,249,484
Gtd. Notes	Baa1	4.949	01/15/15	5,275	5,247,254
Gtd. Notes	Baa1	5.855	02/04/13	5,000	5,083,830
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	2.000	11/01/16	29,575	29,658,786
Sr. Unsec’d. Notes(c)	A3	3.000	04/01/16	19,250	20,158,407
Sr. Unsec’d. Notes(c)	A3	4.350	02/15/13	6,720	6,983,128
Verizon Virginia, Inc., Sr. Unsec’d. Notes, Ser. A	A-(b)	4.625	03/15/13	6,350	6,611,449
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	A3	4.150	06/10/14	10,976	11,638,017
Sr. Unsec’d. Notes(c)	A3	5.000	09/15/15	5,175	5,776,832
Sr. Unsec’d. Notes(c)	A3	5.350	02/27/12	2,035	2,048,624
Windstream Corp., Gtd. Notes	Ba3	8.125	08/01/13	7,000	7,490,000

					405,299,035

Tobacco 1.6%
Altria Group, Inc., Gtd. Notes	Baa1	4.125	09/11/15	5,430	5,894,792
Gtd. Notes	Baa1	7.750	02/06/14	15,150	17,119,333
Gtd. Notes	Baa1	8.500	11/10/13	15,800	17,837,363
Lorillard Tobacco Co., Gtd. Notes	Baa2	3.500	08/04/16	8,455	8,552,089
Philip Morris International, Inc., Sr. Unsec’d. Notes(c)	A2	2.500	05/16/16	13,250	13,700,950
Sr. Unsec’d. Notes	A2	4.875	05/16/13	7,500	7,914,413

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	47

Portfolio of Investments

as of December 31, 2011 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Tobacco (cont’d.)
Sr. Unsec’d. Notes	A2	6.875%	03/17/14	$3,500	$3,937,633
Reynolds American, Inc., Gtd. Notes	Baa3	6.750	06/15/17	10,400	11,820,931
Gtd. Notes	Baa3	7.250	06/01/13	2,750	2,949,394
Gtd. Notes	Baa3	7.300	07/15/15	2,450	2,770,727
Gtd. Notes	Baa3	7.625	06/01/16	3,000	3,577,305

					96,074,930

TOTAL CORPORATE BONDS (cost $5,390,364,488)					5,483,371,157

FOREIGN AGENCIES 1.1%
EDF SA (France), Sr. Unsec’d. Notes, 144A	Aa3	5.500	01/26/14	6,725	7,182,071
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	A1	4.125	09/09/15	11,000	11,277,882
Sr. Unsec’d. Notes	A1	5.875	01/14/15	5,000	5,362,370
GAZ Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	8.125	07/31/14	4,200	4,536,000
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes(c)	A1	3.875	05/04/17	9,500	9,381,098
Sr. Unsec’d. Notes	A1	4.375	08/10/15	5,800	5,970,729
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250	06/17/14	2,000	2,157,440
Korea National Oil Corp. (South Korea), Sr. Unsec’d. Notes, 144A	A1	5.375	07/30/14	5,000	5,317,145
Petrobras International Finance Co. - PIFCo. (Cayman Islands), Gtd. Notes	A3	3.875	01/27/16	4,100	4,223,865
Statoil ASA (Norway), Gtd. Notes	Aa2	2.900	10/15/14	2,325	2,439,797
Gtd. Notes(c)	Aa2	3.875	04/15/14	8,200	8,741,282

TOTAL FOREIGN AGENCIES (cost $64,268,271)					66,589,679

See Notes to Financial Statements.

48	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

FOREIGN LOCAL GOVERNMENT 0.2%
Province of Ontario Canada (Canada)(c) (cost $11,496,268)	Aa1	2.7%	06/16/15	$11,500	$12,044,594

MUNICIPAL BONDS 0.3%
Cornell University, Sr. Unsec’d. Notes	Aa1	4.350	02/01/14	2,000	2,145,800
State of California GO Var. Purp.	A1	4.850	10/01/14	3,200	3,432,288
State of California GO Var. Purp. 3	A1	5.250	04/01/14	7,750	8,259,407
State of Illinois	A1	2.766	01/01/12	9,300	9,300,520

TOTAL MUNICIPAL BONDS (cost $22,289,804)					23,138,015

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Notes(c)		0.250	11/30/13	4,915	4,915,575
U.S. Treasury Notes		0.250	12/15/14	2,800	2,790,813
U.S. Treasury Notes		0.875	12/31/16	1,785	1,788,208

TOTAL U.S. TREASURY OBLIGATIONS (cost $9,489,374)					9,494,596

				Shares

PREFERRED STOCKS 0.1%

Banking
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(a)				132,000	3,439,920
JPMorgan Chase Capital XXVI, 8.000% (Capital Security, fixed to floating preferred)(a)				71,000	1,838,900

TOTAL PREFERRED STOCKS (cost $5,240,750)					5,278,820

TOTAL LONG-TERM INVESTMENTS (cost $5,799,125,538)					5,895,135,228

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	49

Portfolio of Investments

as of December 31, 2011 continued

Description	Shares	Value (Note 1)

SHORT-TERM INVESTMENT 11.7%

Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $707,751,480; includes $600,962,570 of cash collateral received for securities on loan) (Note 3)(h)(i)	707,751,480	$707,751,480

TOTAL INVESTMENTS 109.0% (cost $6,506,877,018; Note 5)		6,602,886,708
Liabilities in excess of other assets(j) (9.0)%		(547,415,473)

NET ASSETS 100.0%		$6,055,471,235

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

GO—General Obligation

MTN—Medium Term Note

NR—Not Rated by Moody’s or Standard & Poor’s

†	The ratings reflected are as of December 31, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2011.
(b)	Standard & Poor’s Rating.
(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $587,942,842; cash collateral of $600,962,570 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(d)	Indicates a security that has been deemed illiquid.
(e)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $34,969,360. The aggregate value of $36,105,670 is approximately 0.6% of net assets.
(g)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(h)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(i)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

See Notes to Financial Statements.

50	Visit our website at www.prudentialfunds.com

(j)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at December 31, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
	Long Position:
2,628	2 Year U.S. Treasury Notes	Mar. 2012	$579,566,450	$579,597,187	$30,737
	Short Position:
1,087	5 Year U.S. Treasury Notes	Mar. 2012	133,748,693	133,981,242	(232,549)

					$(201,812)

Credit default swap agreements outstanding at December 31, 2011:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter Credit Default Swaps on Corporate Issues—Buy Protection(1):
Boston Scientific Corp.	06/20/14	1.000%	$3,120	$(26,127)	$36,688	$(62,815)	Morgan Stanley Capital Services
CBS Corp.	06/20/14	1.000	3,000	(28,499)	114,023	(142,522)	Citibank, N.A.
Clorox Co. (The)	09/20/12	0.320	1,000	(1,360)	—	(1,360)	Citibank, N.A.
CMS Energy Corp.	09/20/15	1.000	14,500	328,855	554,565	(225,710)	Deutsche Bank AG
Duke Energy Corp.	03/20/14	0.700	1,000	(7,921)	—	(7,921)	Goldman Sachs International
Enel Finance International NV	09/20/14	1.000	5,000	270,749	26,828	243,921	Goldman Sachs International
Gannett Co., Inc.	03/20/12	5.000	4,000	(43,673)	(9,605)	(34,068)	Deutsche Bank AG
GATX Financial Corp.	12/20/12	1.000	2,550	(6,379)	8,228	(14,607)	Credit Suisse International
Qwest Corp.	06/20/13	1.000	8,000	(1,921)	58,870	(60,791)	Deutsche Bank AG
Sealed Air Corp.	06/20/13	1.000	5,000	(19,752)	28,856	(48,608)	Deutsche Bank AG
SLM Corp.	06/20/14	5.000	3,000	8,390	290,216	(281,826)	JP Morgan Chase Bank

				$472,362	$1,108,669	$(636,307)

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	51

Portfolio of Investments

as of December 31, 2011 continued

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at December 31, 2011(3) (Unaudited)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter Credit Default Swaps on Corporate Issues—Sell Protection(2):
Astrazeneca PLC	03/20/14	1.600%	$2,000	0.274%	$59,953	$—	$59,953	Morgan Stanley Capital Services
Berkshire Hathaway, Inc.	03/20/15	1.000	10,000	1.463	(140,798)	(188,736)	47,938	Deutsche Bank AG
Berkshire Hathaway, Inc.	03/20/15	1.000	10,000	1.463	(140,798)	(177,792)	36,994	Goldman Sachs International
Exelon Generation Co. LLC	09/20/12	1.000	5,000	0.677	13,451	56,047	(42,596)	Goldman Sachs International
General Electric Capital Corp.	09/20/12	1.000	20,000	1.445	(57,978)	(247,409)	189,431	JP Morgan Chase Bank
General Electric Capital Corp.	09/20/12	1.000	10,000	1.445	(28,989)	(134,036)	105,047	JP Morgan Chase Bank
General Electric Capital Corp.	09/20/12	1.000	2,500	1.445	(7,248)	(30,930)	23,682	Bank of America NA
Wal-Mart Stores, Inc.	12/20/14	1.000	10,000	0.350	195,681	270,152	(74,471)	JP Morgan Chase Bank

					$(106,726)	$(452,704)	$345,978

The Fund entered into credit default swaps as the protection seller on corporate issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to

See Notes to Financial Statements.

52	Visit our website at www.prudentialfunds.com

the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Non-Residential Mortgage-Backed Securities	$—	$18,927,817	$—
Commercial Mortgage-Backed Securities	—	276,290,550	—
Corporate Bonds	—	5,483,371,157	—
Foreign Agencies	—	66,589,679	—
Foreign Local Government	—	12,044,594	—

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	53

Portfolio of Investments

as of December 31, 2011 continued

	Level 1	Level 2	Level 3
Municipal Bonds	$—	$23,138,015	$—
U.S. Treasury Obligations	—	9,494,596	—
Preferred Stocks	5,278,820	—	—
Affiliated Money Market Mutual Fund	707,751,480	—	—
Other Financial Instruments*
Futures	(201,812)
Credit Default Swaps	—	(282,408)	(7,921)

Total	$712,828,488	$5,889,574,000	$(7,921)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2011 were as follows:

Banking	23.4%
Affiliated Money Market Mutual Fund (including 9.9% of collateral received for securities on loan)	11.7
Telecommunications	6.7
Healthcare & Pharmaceutical	6.5
Electric	6.4
Foods	6.4
Commercial Mortgage-Backed Securities	4.5
Insurance	3.4
Capital Goods	3.0
Non-Captive Finance	3.0
Metals	2.8
Retailers	2.6
Technology	2.5
Cable	2.4
Media & Entertainment	2.3
Energy—Other	2.2
Energy—Integrated	2.1
Chemicals	2.0
Real Estate Investment Trusts	1.9
Tobacco	1.6
Pipelines & Other	1.5
Automotive	1.4%
Aerospace & Defense	1.3
Healthcare Insurance	1.3
Consumer	1.2
Foreign Agencies	1.1
Lodging	0.8
Railroads	0.7
Airlines	0.3
Municipal Bonds	0.3
Non-Residential Mortgage-Backed Securities	0.3
Packaging	0.3
Foreign Local Government	0.2
Gaming	0.2
Paper	0.2
U.S. Treasury Obligations	0.2
Brokerage	0.2
Building Materials & Construction	0.1

109.0
Liabilities in excess of other assets	(9.0)

100.0%

See Notes to Financial Statements.

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The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on swap agreements	$706,966		Unrealized depreciation on swap agreements	$997,295
Credit contracts	Premium paid for swap agreements	1,444,473		Premium received for swap agreements	788,508
Interest rate contracts	Due from broker—variation margin	30,737	*	Due from broker—variation margin	232,549	*

Total		$2,182,176			$2,018,352

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Credit contracts	$—	$84,868	$84,868
Interest rate contracts	(5,711,380)	—	(5,711,380)

Total	$(5,711,380)	$84,868	$(5,626,512)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Credit contracts	$—	$401,847	$401,847
Interest rate contracts	(752,074)	—	(752,074)

Total	$(752,074)	$401,847	$(350,227)

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	55

Portfolio of Investments

as of December 31, 2011 continued

For the year ended December 31, 2011, the Fund’s average volume of derivative activities is as follows:

Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)
$275,331,857	$128,958,205

Credit Default Swaps as Buyer (Notional Amount in USD (000))	Credit Default Swaps as Writer (Notional Amount in USD (000))
$41,979	$65,500

See Notes to Financial Statements.

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Financial Statements

DECEMBER 31, 2011	ANNUAL REPORT

Prudential Short-Term Corporate Bond Fund, Inc.

Statement of Assets and Liabilities

as of December 31, 2011

Assets
Investments at value, including securities on loan of $587,942,842:
Unaffiliated investments (cost $5,799,125,538)	$5,895,135,228
Affiliated investments (cost $707,751,480)	707,751,480
Cash	11,072,408
Dividends and interest receivable	63,442,134
Receivable for Fund shares sold	39,422,208
Premium paid for swap agreements	1,444,473
Unrealized appreciation on swap agreements	706,966
Prepaid expenses	55,580
Due from broker—variation margin	11,374

Total assets	6,719,041,851

Liabilities
Payable to broker for collateral for securities on loan	600,962,570
Payable for Fund shares reacquired	36,977,930
Dividends payable	16,953,811
Management fee payable	2,031,165
Payable for investments purchased	1,785,129
Distribution fee payable	1,728,084
Accrued expenses	1,269,587
Unrealized depreciation on swap agreements	997,295
Premium received for swap agreements	788,508
Affiliated transfer agent fee payable	69,661
Deferred directors’ fees	6,876

Total liabilities	663,570,616

Net Assets	$6,055,471,235

Net assets were comprised of:
Common stock, at par	$5,330,869
Paid-in capital in excess of par	6,047,346,286

6,052,677,155
Undistributed net investment income	11,988
Accumulated net realized loss on investment transactions	(92,737,033)
Net unrealized appreciation on investments	95,519,125

Net assets, December 31, 2011	$6,055,471,235

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($1,765,431,624 ÷ 155,585,660 shares of common stock issued and outstanding)	$11.35
Maximum sales charge (3.25% of offering price)	0.38

Maximum offering price to public	$11.73

Class B
Net asset value, offering price and redemption price per share ($47,685,784 ÷ 4,202,434 shares of common stock issued and outstanding)	$11.35

Class C
Net asset value, offering price and redemption price per share ($1,559,205,275 ÷ 137,402,648 shares of common stock issued and outstanding)	$11.35

Class R
Net asset value, offering price and redemption price per share ($22,450,969 ÷ 1,978,552 shares of common stock issued and outstanding)	$11.35

Class Z
Net asset value, offering price and redemption price per share ($2,660,697,583 ÷ 233,917,636 shares of common stock issued and outstanding)	$11.37

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	59

Statement of Operations

Year Ended December 31, 2011

Net Investment Income
Income
Interest income	$169,211,339
Unaffiliated dividend income	610,679
Affiliated income from securities loaned, net	446,162
Affiliated dividend income	123,736

Total income	170,391,916

Expenses
Management fee	19,375,878
Distribution fee—Class A	4,214,624
Distribution fee—Class B	435,172
Distribution fee—Class C	14,015,087
Distribution fee—Class R	100,860
Transfer agent’s fees and expenses (including affiliated expense of $350,400) (Note 3)	3,996,000
Registration fees	575,000
Custodian’s fees and expenses	529,000
Reports to shareholders	221,000
Directors’ fees	112,000
Insurance	91,000
Legal fees and expenses	59,000
Audit fee	33,000
Miscellaneous	37,863

Total expenses	43,795,484

Net investment income	126,596,432

Realized And Unrealized Gain (Loss) On Investment Transactions
Net realized gain (loss) on:
Investment transactions	16,754,940
Futures transactions	(5,711,380)
Swap agreement transactions	84,868

11,128,428

Net change in unrealized appreciation (depreciation) on:
Investments	(24,396,602)
Futures contracts	(752,074)
Swap agreements	401,847

(24,746,829)

Net loss on investment transactions	(13,618,401)

Net Increase In Net Assets Resulting From Operations	$112,978,031

See Notes to Financial Statements.

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Statement of Changes in Net Assets

	Year Ended December 31,
	2011	2010
Increase (Decrease) In Net Assets
Operations
Net investment income	$126,596,432	$103,570,019
Net realized gain on investment transactions	11,128,428	11,057,378
Net change in unrealized appreciation (depreciation) on investments	(24,746,829)	38,573,504

Net increase in net assets resulting from operations	112,978,031	153,200,901

Dividends from net investment income (Note 1)
Class A	(63,769,744)	(59,128,607)
Class B	(1,316,907)	(984,555)
Class C	(42,452,160)	(38,136,741)
Class R	(709,757)	(451,453)
Class Z	(67,627,521)	(42,065,199)

	(175,876,089)	(140,766,555)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	3,513,169,352	2,807,758,196
Net asset value of shares issued in reinvestment of dividends	126,932,374	104,765,399
Cost of shares reacquired	(1,729,029,233)	(1,340,617,846)

Net increase in net assets from Fund share transactions	1,911,072,493	1,571,905,749

Capital Contributions (Note 6)
Proceeds from regulatory settlement	—	12,840

Total increase	1,848,174,435	1,584,352,935

Net Assets:
Beginning of year	4,207,296,800	2,622,943,865

End of year(a)	$6,055,471,235	$4,207,296,800

(a) Includes undistributed net investment income of:	$11,988	$502,169

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	61

Notes to Financial Statements

Prudential Short-Term Corporate Bond Fund, Inc. (the “Fund”), is an open- end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Fund’s investment objective is high current income consistent with the preservation of principal.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

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Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at fair value.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

The Fund invested in financial futures contracts in order to gain market exposure to certain sectors and for yield curve and duration management. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and interest rates. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swaps are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments.

Prudential Short-Term Corporate Bond Fund, Inc.	63

Notes to Financial Statements

continued

Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at reporting date, if any, are listed on the Portfolio of Investments.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund purchased credit default swaps to provide a measure of protection against defaults of the issuers. The Fund sold protection using credit default swaps to take an active short position with respect to the likelihood of a particular issuer’s default. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively increase investment risk to its portfolio because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payments that a Fund as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy

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protection credit default swap agreements entered into by the Fund for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of December 31, 2011, the Fund has not met conditions under such agreements that give the counterparty the right to call for an early termination.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is marked to market daily, based on the previous day’s market value, such that the value of the collateral

Prudential Short-Term Corporate Bond Fund, Inc.	65

Notes to Financial Statements

continued

exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss, (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Federal Income Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

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Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other cost and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .40% of the average daily net assets of the Fund.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of its Class A, Class B, Class C, Class R, and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, and Class R shares pursuant to plans of distribution (the “Class A, B, C, and R Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C, and R Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30%, 1%, 1%, and .75% of the average daily net assets of the Class A, B, C, and R shares, respectively. For the year ended December 31, 2011, PIMS contractually agreed to limit such fees to .25% and .50% of the average daily net assets of the Class A and Class R shares, respectively.

PIMS has advised the Fund that it received $2,704,869 in front-end sales charges resulting from sales of Class A shares during the year ended December 31, 2011. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

Prudential Short-Term Corporate Bond Fund, Inc.	67

Notes to Financial Statements

continued

PIMS has advised the Fund that for the year ended December 31, 2011, it received $67,857, $69,152 and $395,632 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. For the year ended December 31, 2011, PIM has been compensated approximately $133,200 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Fund Securities

Purchases and sales of portfolio securities, other than short-term investments, for the year ended December 31, 2011, aggregated $5,542,545,517 and $3,707,195,340, respectively. United States government securities represent $2,751,796,218 and $2,767,166,790 of those purchases and sales, respectively.

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income, accumulated net realized loss on investment transactions and

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paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized loss on investment transactions. For the year ended December 31, 2011, the adjustments were to increase undistributed net investment income and increase accumulated net realized loss on investment transactions by $48,789,476 due to differences in the treatment for book and tax purposes of accreting market discount and amortization of premiums, certain transactions involving swaps, paydown gains/losses and other book to tax adjustments. Net investment income, net realized gain on investment transactions and net assets were not affected by this change.

For the years ended December 31, 2011 and 2010, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were $175,876,089 and $140,766,555 of ordinary income, respectively.

As of December 31, 2011, the Fund had accumulated undistributed ordinary income on a tax basis of $16,798. This differs from the amount shown on the Statement of Assets and Liabilities primarily due to cumulative timing differences between financial and tax reporting.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2011 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation	Other Cost Basis Adjustments	Total Net Unrealized Appreciation
$6,570,219,832	$93,997,657	$(61,330,781)	$32,666,876	$(286,686)	$32,380,190

The difference between book basis and tax basis is primarily attributable to the deferred losses on wash sales and differences in the treatment of accreting market discount and premium amortization for book and tax purposes. Other cost basis adjustments are primarily attributable to unrealized depreciation on swaps.

Under the Regulated Investment Company Modernization Act of 2010 (“the Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal year ended December 31, 2011 (“post-enactment losses”) for an unlimited period. Post enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years beginning before December 31, 2011 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or

Prudential Short-Term Corporate Bond Fund, Inc.	69

Notes to Financial Statements

continued

long-term capital losses rather than being considered all short-term as under previous law. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of December 31, 2011, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$6,460,000

Pre- Enactment Losses:
Expiring 2013	$5,329,000
Expiring 2014	7,851,000
Expiring 2015	1,945,000
Expiring 2018	1,603,000

$16,728,000

The Fund elected to treat post-October capital losses of approximately $6,408,000, respectively, as having been incurred in the following year (December 31, 2012).

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. All investors who purchased Class A shares in an amount of $1 million or more and sell these shares within 18 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of .50%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a CDSC of 3% which decreases by 1% annually to 1% in the third and fourth years and 0% in the fifth year. Class C shares are sold with a CDSC of 1% on sales of shares made within 12 months of purchase. Class B shares automatically convert to Class A shares on a quarterly basis, approximately five years after purchase. In addition, under certain limited circumstances, an exchange may be made from Class A, Class B or Class C to Class Z shares or from Class Z to Class A shares of the Fund. A special exchange privilege is also available for shareholders

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who qualify to purchase Class A shares at net asset value. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

During the fiscal year ended December 31, 2010, the Fund received $12,840 related to settlements of regulatory proceedings involving allegations of improper trading in Fund shares. The amounts relating to a former affiliate and to an unaffiliated-third party were $11,594 and $1,246, respectively. This total amount is presented in the Fund’s Statement of Changes in Net Assets. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

There are 1 billion shares of common stock authorized at $.01 par value per share, divided into six classes, designated Class A, Class B, Class C, Class Q, Class R, and Class Z common stock. Class A shares consists of 290 million authorized shares, Class B consists of 25 million authorized shares, Class C consists of 280 million authorized shares, Class Q and Class R shares each consist of 60 million authorized shares, and Class Z shares consist of 285 million authorized shares. Class Q shares will be offered commencing on or about March 2, 2012.

Class A	Shares	Amount
Year ended December 31, 2011:
Shares sold	85,808,612	$982,995,017
Shares issued in reinvestment of dividends	4,737,793	54,266,612
Shares reacquired	(55,684,542)	(637,648,413)

Net increase (decrease) in shares outstanding before conversion	34,861,863	399,613,216
Shares issued upon conversion from Class B and Class Z	399,625	4,573,792
Shares reacquired upon conversion into Class Z	(19,278,324)	(221,856,071)

Net increase (decrease) in shares outstanding	15,983,164	$182,330,937

Year ended December 31, 2010:
Shares sold	87,510,847	$1,008,077,069
Shares issued in reinvestment of dividends	4,354,171	50,183,293
Shares reacquired	(51,736,996)	(596,576,184)

Net increase (decrease) in shares outstanding before conversion	40,128,022	461,684,178
Shares issued upon conversion from Class B	126,373	1,451,079

Net increase (decrease) in shares outstanding	40,254,395	$463,135,257

Prudential Short-Term Corporate Bond Fund, Inc.	71

Notes to Financial Statements

continued

Class B	Shares	Amount
Year ended December 31, 2011:
Shares sold	1,743,085	$19,978,295
Shares issued in reinvestment of dividends	104,222	1,193,541
Shares reacquired	(793,795)	(9,081,535)

Net increase (decrease) in shares outstanding before conversion	1,053,512	12,090,301
Shares reacquired upon conversion into Class A	(204,460)	(2,344,942)

Net increase (decrease) in shares outstanding	849,052	$9,745,359

Year ended December 31, 2010:
Shares sold	2,119,819	$24,448,923
Shares issued in reinvestment of dividends	79,423	915,698
Shares reacquired	(548,887)	(6,325,874)

Net increase (decrease) in shares outstanding before conversion	1,650,355	19,038,747
Shares reacquired upon conversion into Class A	(126,260)	(1,451,079)

Net increase (decrease) in shares outstanding	1,524,095	$17,587,668

Class C
Year ended December 31, 2011:
Shares sold	47,150,015	$539,624,402
Shares issued in reinvestment of dividends	2,636,140	30,188,161
Shares reacquired	(29,559,010)	(338,609,459)

Net increase (decrease) in shares outstanding before conversion	20,227,145	231,203,104
Shares reacquired upon conversion into Class Z	(107,471)	(1,227,605)

Net increase (decrease) in shares outstanding	20,119,674	$229,975,499

Year ended December 31, 2010:
Shares sold	64,628,769	$744,796,650
Shares issued in reinvestment of dividends	2,320,453	26,747,143
Shares reacquired	(18,973,623)	(218,947,472)

Net increase (decrease) in shares outstanding	47,975,599	$552,596,321

Class R
Year ended December 31, 2011:
Shares sold	1,159,225	$13,297,432
Shares issued in reinvestment of dividends	49,587	567,651
Shares reacquired	(625,484)	(7,147,847)

Net increase (decrease) in shares outstanding	583,328	$6,717,236

Year ended December 31, 2010:
Shares sold	1,026,940	$11,843,025
Shares issued in reinvestment of dividends	30,459	351,213
Shares reacquired	(274,752)	(3,170,726)

Net increase (decrease) in shares outstanding	782,647	$9,023,512

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Class Z	Shares	Amount
Year ended December 31, 2011:
Shares sold	170,717,833	$1,957,274,206
Shares issued in reinvestment of dividends	3,550,539	40,716,409
Shares reacquired	(64,266,244)	(736,541,979)

Net increase (decrease) in shares outstanding before conversion	110,002,128	1,261,448,636
Shares issued upon conversion from Class A and Class C	19,337,185	223,083,673
Shares reacquired upon conversion into Class A	(194,626)	(2,228,847)

Net increase (decrease) in shares outstanding	129,144,687	$1,482,303,462

Year ended December 31, 2010:
Shares sold	88,150,381	$1,018,592,529
Shares issued in reinvestment of dividends	2,298,896	26,568,052
Shares reacquired	(44,589,888)	(515,597,590)

Net increase (decrease) in shares outstanding	45,859,389	$529,562,991

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to December 16, 2011, the Funds had another Syndicated Credit Agreement of a $750 million commitment with an annualized commitment fee of 0.10% of the unused portion. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The fund did not utilize the SCA during the year ended December 31, 2011.

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements.” The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and

Prudential Short-Term Corporate Bond Fund, Inc.	73

Notes to Financial Statements

continued

annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASUNo. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

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Financial Highlights

Class A Shares
	Year Ended December 31,
	2011(a)	2010(a)		2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$11.47	$11.40		$10.47	$10.88	$10.76
Income (loss) from investment operations:
Net investment income	.32	.35		.40	.45	.44
Net realized and unrealized gain (loss) on investment transactions	(.01)	.19		.99	(.37)	.19
Total from investment operations	.31	.54		1.39	.08	.63
Less Dividends and Distributions:
Dividends from net investment income	(.43)	(.47)		(.46)	(.49)	(.51)
Capital Contributions:	-	-	(b)	-	-	-
Net asset value, end of year	$11.35	$11.47		$11.40	$10.47	$10.88
Total Return(c):	2.77%	4.78%		13.53%	.77%	5.95%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,765,432	$1,601,862		$1,132,207	$227,052	$161,995
Average net assets (000)	$1,685,849	$1,459,695		$641,058	$179,641	$163,819
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	.77%	.77%		.81%	.86%	.85%
Expenses, excluding distribution and service (12b-1) fees	.52%	.52%		.56%	.61%	.60%
Net investment income	2.77%	3.02%		3.58%	4.21%	4.11%
For Class A, B, C, R and Z shares:
Portfolio turnover rate	77%	82%		196%	83%	82%

(a) Calculated based on average shares outstanding during the year.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	75

Financial Highlights

continued

Class B Shares
	Year Ended December 31,
	2011(a)		2010(a)		2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$11.47		$11.40		$10.47	$10.88	$10.76
Income (loss) from investment operations:
Net investment income	.23		.26		.31	.37	.36
Net realized and unrealized gain (loss) on investment transactions	-	(b)	.19		1.00	(.37)	.18
Total from investment operations	.23		.45		1.31	-	.54
Less Dividends and Distributions:
Dividends from net investment income	(.35)		(.38)		(.38)	(.41)	(.42)
Capital Contributions:	-		-	(b)	-	-	-
Net asset value, end of year	$11.35		$11.47		$11.40	$10.47	$10.88
Total Return(c):	2.01%		4.01%		12.64%	- (d)	5.16%

Ratios/Supplemental Data:
Net assets, end of year (000)	$47,686		$38,478		$20,847	$9,354	$15,023
Average net assets (000)	$43,517		$29,898		$14,980	$12,519	$20,803
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.52%		1.52%		1.56%	1.61%	1.60%
Expenses, excluding distribution and service (12b-1) fees	.52%		.52%		.56%	.61%	.60%
Net investment income	2.01%		2.26%		2.83%	3.44%	3.33%

(a) Calculated based on average shares outstanding during the year.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(d) Less than .005%

(e) Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

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Class C Shares
	Year Ended December 31,
	2011(a)	2010(a)		2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$11.48	$11.40		$10.47	$10.88	$10.76
Income (loss) from investment operations:
Net investment income	.23	.27		.34	.40	.39
Net realized and unrealized gain (loss) on investment transactions	(.01)	.20		1.01	(.37)	.18
Total from investment operations	.22	.47		1.35	.03	.57
Less Dividends and Distributions:
Dividends from net investment income	(.35)	(.39)		(.42)	(.44)	(.45)
Capital Contributions:	-	-	(b)	-	-	-
Net asset value, end of year	$11.35	$11.48		$11.40	$10.47	$10.88
Total Return(c):	1.92%	4.19%		13.05%	.27%	5.42%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,559,205	$1,345,828		$789,883	$35,727	$23,035
Average net assets (000)	$1,401,509	$1,133,925		$341,332	$27,757	$24,817
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.52%	1.45%		1.31%	1.36%	1.35%
Expenses, excluding distribution and service (12b-1) fees	.52%	.52%		.56%	.61%	.60%
Net investment income	2.01%	2.33%		3.08%	3.72%	3.60%

(a) Calculated based on average shares outstanding during the year.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class C shares through April 30, 2010.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	77

Financial Highlights

continued

Class R Shares
	Year Ended December 31,
	2011(a)	2010(a)		2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$11.47	$11.40		$10.47	$10.88	$10.76
Income (loss) from investment operations:
Net investment income	.29	.32		.36	.43	.42
Net realized and unrealized gain (loss) on investment transactions	(.01)	.19		1.01	(.37)	.18
Total from investment operations	.28	.51		1.37	.06	.60
Less Dividends and Distributions:
Dividends from net investment income	(.40)	(.44)		(.44)	(.47)	(.48)
Capital Contributions:	-	-	(b)	-	-	-
Net asset value, end of year	$11.35	$11.47		$11.40	$10.47	$10.88
Total Return(c):	2.51%	4.52%		13.25%	.53%	5.70%

Ratios/Supplemental Data:
Net assets, end of year (000)	$22,451	$16,009		$6,982	$730	$141
Average net assets (000)	$20,172	$11,902		$2,614	$301	$115
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.02%	1.02%		1.06%	1.11%	1.10%
Expenses, excluding distribution and service (12b-1) fees	.52%	.52%		.56%	.61%	.60%
Net investment income	2.50%	2.76%		3.34%	4.04%	3.88%

(a) Calculated based on average shares outstanding during the year.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

See Notes to Financial Statements.

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Class Z Shares
	Year Ended December 31,
	2011(a)	2010(a)		2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$11.50	$11.42		$10.50	$10.91	$10.79
Income (loss) from investment operations:
Net investment income	.34	.38		.43	.48	.47
Net realized and unrealized gain (loss) on investment transactions	(.01)	.20		.98	(.37)	.18
Total from investment operations	.33	.58		1.41	.11	.65
Less Dividends and Distributions:
Dividends from net investment income	(.46)	(.50)		(.49)	(.52)	(.53)
Capital Contributions:	-	-	(b)	-	-	-
Net asset value, end of year	$11.37	$11.50		$11.42	$10.50	$10.91
Total Return(c):	2.95%	5.14%		13.69%	1.02%	6.22%

Ratios/Supplemental Data:
Net assets, end of year (000)	$2,660,697	$1,205,119		$673,025	$67,989	$61,719
Average net assets (000)	$1,692,922	$979,716		$325,438	$62,409	$50,253
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.52%	.52%		.56%	.61%	.60%
Expenses, excluding distribution and service (12b-1) fees	.52%	.52%		.56%	.61%	.60%
Net investment income	2.97%	3.26%		3.83%	4.45%	4.38%

(a) Calculated based on average shares outstanding during the year.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

Prudential Short-Term Corporate Bond Fund, Inc.	79

See Notes to Financial Statements.

Report of Independent Registered Public

Accounting Firm

The Board of Directors and Shareholders

Prudential Short-Term Corporate Bond Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Prudential Short-Term Corporate Bond Fund (hereafter referred to as the “Fund”), including the portfolio of investments, as of December 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for the periods described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

New York, New York

February 22, 2012

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Federal Income Tax Information

(Unaudited)

For the year ended December 31, 2011, the Fund designates the maximum amount allowable but not less than 82.16% as interest related dividends in accordance with Sections 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

Interest-related dividends do not include any distributions paid by a fund with respect to Fund tax years beginning after December 31, 2011. Consequently, this provision expires with respect to such distributions paid after the Fund’s fiscal year end.

Prudential Short-Term Corporate Bond Fund, Inc.	81

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Kevin J. Bannon (59) Board Member Portfolios Overseen: 60

Managing Director (since April 2008) and Chief Investment Officer (since October 2008) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.

Director of Urstadt Biddle Properties (since September 2008).
Linda W. Bynoe (59) Board Member Portfolios Overseen: 60

President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co (broker-dealer).

Director of Simon Property Group, Inc. (retail real estate) (since May 2003); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009); formerly Director of Dynegy Inc. (power generation) (September 2002-May 2006).

Michael S. Hyland, CFA (66) Board Member Portfolios Overseen: 60

Independent Consultant (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).

None.
Douglas H. McCorkindale (72) Board Member Portfolios Overseen: 60

Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).

Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).

Prudential Short-Term Corporate Bond Fund, Inc.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stephen P. Munn (69) Board Member Portfolios Overseen: 60	Lead Director (since 2007) and formerly Chairman (1993-2007) of Carlisle Companies Incorporated (manufacturer of industrial products).	Lead Director (since 2007) of Carlisle Companies Incorporated (manufacturer of industrial products).
Richard A. Redeker (68) Board Member & Independent Chair Portfolios Overseen: 60

Retired Mutual Fund Senior Executive (43 years); Management Consultant; Independent Directors Council (organization of 2,800 Independent Mutual Fund Directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.

None.
Robin B. Smith (72) Board Member Portfolios Overseen: 60

Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); Member of the Board of Directors of ADLPartner (marketing) (since December 2010); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.

Formerly Director of BellSouth Corporation (telecommunications) (1992-2006).
Stephen G. Stoneburn (68) Board Member Portfolios Overseen: 60

President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc (1975-1989).

None.

Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stuart S. Parker (49) Board Member & President Portfolios Overseen: 60

President of Prudential Investments LLC (since January 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005 - December 2011).

None.

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Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Scott E. Benjamin (38) Board Member & Vice President Portfolios Overseen: 60

Executive Vice President (since June 2009) of Prudential Investments LLC and Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).

None.

(1) The year that each Board Member joined the Fund’s Board is as follows:

Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Michael S. Hyland, 2008; Douglas H. McCorkindale, 2003; Stephen P. Munn, 2008; Richard A. Redeker, 1993; Robin B. Smith, 2003; Stephen G. Stoneburn, 2003; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Fund Officers(a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Judy A. Rice (64) Vice President

President, Chief Executive Officer (May 2011-Present) and Executive Vice President (December 2008-May 2011) of Prudential Investment Management Services LLC; Formerly President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (February 2003-December 2011) of Prudential Investments LLC; formerly President, Chief Executive Officer and Officer-In-Charge (April 2003-December 2011) of Prudential Mutual Fund Services LLC; formerly Member of the Board of Directors of Jennison Associates LLC (November 2010-December 2011); formerly Vice President (February 1999-April 2006) of Prudential Investment Management Services LLC; formerly President, COO, CEO and Manager of PIFM Holdco, LLC (April 2006-December 2011); formerly President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (May 2003-June 2005) and Director (May 2003-March 2006) and Executive Vice President (June 2005-March 2006) of AST Investment Services, Inc.; Member of Board of Governors of the Investment Company Institute.

Prudential Short-Term Corporate Bond Fund, Inc.

Fund Officers(a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Kathryn L. Quirk (59) Chief Legal Officer

Vice President and Corporate Counsel (since September 2004) of Prudential; Executive Vice President, Chief Legal Officer and Secretary (since July 2005) of PI and Prudential Mutual Fund Services LLC; Vice President and Corporate Counsel (since June 2005) and Secretary (since February 2006) of AST Investment Services, Inc.; formerly Senior Vice President and Assistant Secretary (November 2004-August 2005) of PI; formerly Assistant Secretary (June 2005-February 2006) of AST Investment Services, Inc.; formerly Managing Director, General Counsel, Chief Compliance Officer, Chief Risk Officer and Corporate Secretary (1997-2002) of Zurich Scudder Investments, Inc.

Deborah A. Docs (54) Secretary

Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PI; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Jonathan D. Shain (53) Assistant Secretary

Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PI; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Claudia DiGiacomo (37) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).
John P. Schwartz (40) Assistant Secretary	Vice President and Corporate Counsel (since April 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1997-2005).
Andrew R. French (49) Assistant Secretary

Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PI; Vice President and Assistant Secretary (since January 2007) of PMFS.

Timothy J. Knierim (53) Chief Compliance Officer	Chief Compliance Officer of Prudential Investment Management, Inc. (since July 2007); formerly Chief Risk Officer of PIM and PI (2002-2007) and formerly Chief Ethics Officer of PIM and PI (2006-2007).
Valerie M. Simpson (53) Deputy Chief Compliance Officer	Chief Compliance Officer (since April 2007) of PI and AST Investment Services, Inc.; formerly Vice President-Financial Reporting (June 1999-March 2006) for Prudential Life and Annuities Finance.
Theresa C. Thompson (49) Deputy Chief Compliance Officer	Vice President, Compliance, PI (since April 2004); and Director, Compliance, PI (2001-2004).

Visit our website at www.prudentialfunds.com

Fund Officers(a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Richard W. Kinville (43) Anti-Money Laundering Compliance Officer

Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).

Grace C. Torres (52) Treasurer and Principal Financial and Accounting Officer

Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of PI; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.

M. Sadiq Peshimam (48) Assistant Treasurer	Vice President (since 2005) of Prudential Investments LLC.
Peter Parrella (53) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).

(a)	Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.
(1)	The year that each individual became a Fund officer is as follows:

Judy A. Rice, 2012; Kathryn L. Quirk, 2005; Deborah A. Docs, 1996; Jonathan D. Shain, 2004; Claudia DiGiacomo, 2005; John P. Schwartz, 2006; Andrew R. French, 2006; Timothy J. Knierim, 2007; Grace C. Torres, 1996; Valerie Simpson, 2007; Peter Parrella, 2007, M. Sadiq Peshimam, 2006; Richard W. Kinville, 2011; Theresa C. Thompson, 2008.

Explanatory Notes to Tables:

■	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.
■	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.
■

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

■

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act) (that is, “public companies”) or other investment companies registered under the 1940 Act.

■

“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which PI serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

Prudential Short-Term Corporate Bond Fund, Inc.

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Stuart S. Parker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Short-Term Corporate Bond Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.

SHARE CLASS	A	B	C	R	Z
NASDAQ	PBSMX	PSMBX	PIFCX	JDTRX	PIFZX
CUSIP	74441R102	74441R201	74441R300	74441R409	74441R508

MF140E    0218517-00001-00

Item 2 – Code of Ethics – – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Stephen P. Munn, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended December 31, 2011 and December 31, 2010, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $32,500 and $32,000, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

None.

(c) Tax Fees

During the fiscal year ended December 31, 2011, KPMG billed the Registrant $179 for professional services rendered in connection with agreed upon procedures performed related to the receipt of payments pursuant to certain fair fund settlement orders. Not applicable for the fiscal year ended December 31, 2010.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Annual Fund financial statement audits
➢	Seed audits (related to new product filings, as required)
➢	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Accounting consultations
➢	Fund merger support services
➢	Agreed Upon Procedure Reports
➢	Attestation Reports
➢	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Tax compliance services related to the filing or amendment of the following:
▪	Federal, state and local income tax compliance; and,
▪	Sales and use tax compliance
➢	Timely RIC qualification reviews
➢	Tax distribution analysis and planning
➢	Tax authority examination services
➢	Tax appeals support services
➢	Accounting methods studies
➢	Fund merger support services
➢	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

➢	Bookkeeping or other services related to the accounting records or financial statements of the Fund
➢	Financial information systems design and implementation
➢	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
➢	Actuarial services
➢	Internal audit outsourcing services
➢	Management functions or human resources
➢	Broker or dealer, investment adviser, or investment banking services
➢	Legal services and expert services unrelated to the audit
➢	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e)	(2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

One hundred percent of the services described in Item 4(c) was approved by the audit committee.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)	Non-Audit Fees

Not applicable to Registrant for the fiscal years 2011 and 2010. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2011 and 2010 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:         Prudential Short-Term Corporate Bond Fund, Inc.

By:	/s/Deborah A. Docs
Deborah A. Docs
Secretary

Date:	February 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	February 21, 2012

By:	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	February 21, 2012